SFT Balanced Stabilization Fund

Investments in Securities

March 31, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (35.7%)
Government Obligations (1.9%)
U.S. Government Agencies and Obligations (1.9%)
Federal Home Loan Mortgage Corporation (0.0%)
3.000%, 09/01/43	$42,467	$38,205
3.500%, 10/01/44	43,290	40,162
3.500%, 11/01/44	42,490	39,403
3.500%, 12/01/44	46,448	43,044
		160,814
Federal National Mortgage Association (0.1%)
3.000%, 04/01/43	65,116	58,507
3.000%, 05/01/43	21,427	19,252
3.000%, 06/01/43	97,553	87,650
3.500%, 08/01/42	43,531	40,534
3.500%, 02/01/43	53,995	50,278
		256,221
U.S. Treasury (1.8%)
U.S. Treasury Bonds
4.000%, 11/15/42	5,530,000	5,139,227
4.000%, 11/15/52	1,200,000	1,076,578
U.S. Treasury Notes, 3.875%, 12/31/27	4,350,000	4,346,092
		10,561,897
Total government obligations (cost: $11,459,569)		10,978,932

Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank, Series 2019-BN18, Class A4, 3.584%, 05/15/62	1,500,000	1,406,271
Total other mortgage-backed securities (cost: $1,542,035)		1,406,271

Corporate Obligations (33.6%)
Basic Materials (1.3%)
Chemicals (0.8%)
Celanese U.S. Holdings LLC, 6.580%, 07/15/29	1,500,000	1,543,980
Mosaic Co., 5.450%, 11/15/33	200,000	200,716
Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	996,433
Yara International ASA
3.148%, 06/04/30 (b) (c)	1,000,000	909,313
4.750%, 06/01/28 (b) (c)	1,000,000	990,771
		4,641,213
Mining (0.5%)
Anglo American Capital PLC, 2.625%, 09/10/30 (b) (c)	2,000,000	1,773,506
FMG Resources August 2006 Pty. Ltd., 6.125%, 04/15/32 (b) (c)	1,000,000	986,383
		2,759,889
Communications (2.7%)
Broadline Retail (0.3%)
Amazon.com, Inc.
3.875%, 08/22/37	1,000,000	896,725
4.050%, 08/22/47	1,000,000	828,364
		1,725,089
Media (0.8%)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750%, 02/15/28	1,500,000	1,452,995
6.834%, 10/23/55	1,000,000	968,907
Comcast Corp.
2.887%, 11/01/51	1,319,000	802,072
2.937%, 11/01/56	327,000	191,622
4.200%, 08/15/34 (d)	500,000	465,724
Walt Disney Co., 4.950%, 10/15/45	1,000,000	924,628
		4,805,948

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Software (0.4%)
Netflix, Inc., 4.875%, 04/15/28	$2,000,000	$2,027,678

Telecommunication (1.2%)
AT&T, Inc.
2.550%, 12/01/33	943,000	771,701
3.550%, 09/15/55	1,405,000	947,476
3.800%, 12/01/57	75,000	52,428
4.500%, 05/15/35	1,000,000	939,199
Crown Castle Towers LLC, 3.663%, 05/15/45 (c)	1,000,000	997,677
T-Mobile USA, Inc., 2.700%, 03/15/32	1,000,000	863,311
Verizon Communications, Inc.
2.650%, 11/20/40	1,000,000	699,565
2.987%, 10/30/56	1,194,000	713,441
3.000%, 11/20/60	2,000,000	1,175,723
		7,160,521
Consumer Cyclical (2.5%)
Auto Manufacturers (0.7%)
Ford Motor Credit Co. LLC, 4.687%, 06/09/25	2,000,000	1,997,242
General Motors Financial Co., Inc., 5.000%, 04/09/27	2,000,000	2,001,612
		3,998,854
Automobile Components (0.1%)
Aptiv Swiss Holdings Ltd., 5.150%, 09/13/34 (b)	1,000,000	943,156

Entertainment (0.2%)
Warnermedia Holdings, Inc., 5.141%, 03/15/52	1,400,000	1,016,224

Passenger Airlines (0.7%)
Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 06/15/29 (b) (c)	653,850	635,784
American Airlines Pass-Through Trust, Series 2015-2, Class A, 4.000%, 03/22/29	573,618	554,757
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/28 (c)	2,000,000	1,991,728
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.300%, 02/15/27	119,614	119,120
Series 2018-1, Class AA, 3.500%, 09/01/31	827,232	784,995
		4,086,384
Retail (0.8%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	999,404
Lowe's Cos., Inc.
3.700%, 04/15/46	2,000,000	1,482,763
5.625%, 04/15/53	2,250,000	2,165,676
		4,647,843
Consumer, Non-cyclical (5.9%)
Agricultural Operations (0.4%)
Cargill, Inc.
3.125%, 05/25/51 (c)	1,000,000	662,793
4.375%, 04/22/52 (c)	2,150,000	1,786,452
		2,449,245
Beverages (0.3%)
Constellation Brands, Inc., 5.250%, 11/15/48	2,050,000	1,867,824

Biotechnology (0.7%)
Amgen, Inc., 4.050%, 08/18/29	2,000,000	1,954,044
Bio-Rad Laboratories, Inc., 3.700%, 03/15/32	2,000,000	1,801,826
		3,755,870
Commercial Services (0.7%)
Ashtead Capital, Inc., 5.500%, 08/11/32 (c)	2,000,000	1,988,560
Global Payments, Inc.
4.800%, 04/01/26	750,000	750,118
5.300%, 08/15/29	1,500,000	1,520,942
		4,259,620
Food Products (0.6%)
General Mills, Inc., 3.000%, 02/01/51	1,002,000	639,870
Kroger Co., 5.150%, 08/01/43	1,100,000	1,017,956
Mars, Inc., 3.950%, 04/01/49 (c)	1,000,000	786,887
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	917,281
		3,361,994

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
3.875%, 09/15/25	$750,000	$748,183
4.750%, 11/30/36	1,000,000	981,495
4.750%, 04/15/43	250,000	235,774
		1,965,452
Health Care Providers & Services (1.0%)
Aetna, Inc., 3.875%, 08/15/47	1,500,000	1,085,544
Centene Corp., 2.625%, 08/01/31	2,000,000	1,680,976
Elevance Health, Inc., 4.375%, 12/01/47	1,000,000	816,961
HCA, Inc., 6.000%, 04/01/54	1,500,000	1,443,462
UnitedHealth Group, Inc., 3.750%, 07/15/25 (d)	1,000,000	998,041
		6,024,984
Household Products (0.1%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	797,936

Personal Care (0.1%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	781,245

Pharmaceuticals (1.6%)
AbbVie, Inc.
3.600%, 05/14/25	1,000,000	998,749
4.400%, 11/06/42	1,000,000	879,915
4.450%, 05/14/46	1,000,000	865,910
Becton Dickinson & Co., 4.298%, 08/22/32	2,000,000	1,909,823
Bristol-Myers Squibb Co., 3.875%, 08/15/25	229,000	228,238
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	996,487
CVS Pass-Through Trust, 6.943%, 01/10/30	90,805	93,258
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,048,338
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28 (b)	1,000,000	1,011,894
Viatris, Inc., 4.000%, 06/22/50	2,000,000	1,302,052
		9,334,664
Energy (1.6%)
Oil & Gas (0.7%)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	976,681
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	990,703
Coterra Energy, Inc., 3.900%, 05/15/27	1,000,000	984,085
Phillips 66, 4.650%, 11/15/34	1,000,000	942,013
		3,893,482
Pipelines (0.9%)
Energy Transfer LP, 4.900%, 03/15/35	1,000,000	949,023
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	250,000	256,725
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	738,693
MPLX LP, 4.950%, 09/01/32	2,000,000	1,953,285
Whistler Pipeline LLC, 5.950%, 09/30/34 (c)	1,000,000	1,008,553
Williams Cos., Inc., 3.750%, 06/15/27	500,000	491,318
		5,397,597
Financial (10.8%)
Banks (6.6%)
Bank of America Corp.
Series L, 3.950%, 04/21/25	1,000,000	999,309
Series L, 4.183%, 11/25/27	1,000,000	990,376
4.244%, 04/24/38 (3-Month USD TERM SOFR + 2.076%) (e)	1,000,000	898,909
4.948%, 07/22/28 (SOFRRATE + 2.040%) (e)	1,500,000	1,511,408
Bank of New York Mellon Corp.
3.442%, 02/07/28 (3-Month USD TERM SOFR + 1.331%) (e)	1,000,000	983,496
Series J, 4.967%, 04/26/34 (SOFRRATE + 1.606%) (e)	1,500,000	1,483,083
5.834%, 10/25/33 (SOFRRATE + 2.074%) (e)	1,000,000	1,050,012
Citigroup, Inc.
3.300%, 04/27/25	750,000	749,147
3.980%, 03/20/30 (3-Month USD TERM SOFR + 1.600%) (e)	1,000,000	968,390
4.650%, 07/23/48	1,250,000	1,061,017
4.750%, 05/18/46 (f)	1,200,000	1,014,140
Comerica Bank, 5.332%, 08/25/33 (SOFRRATE + 2.610%) (e)	2,000,000	1,931,277
Discover Bank, 4.250%, 03/13/26	500,000	497,604
Fifth Third Bancorp, 6.361%, 10/27/28 (SOFRRATE + 2.192%) (e)	1,000,000	1,038,531
Fifth Third Bank NA, 3.950%, 07/28/25	1,000,000	997,580

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

First Republic Bank
4.375%, 08/01/46 (g) (j)	$575,000	$719
4.625%, 02/13/47 (g) (j)	1,379,000	1,724
Goldman Sachs Group, Inc.
3.850%, 01/26/27	1,000,000	990,072
4.482%, 08/23/28 (SOFRRATE + 1.725%) (e)	2,000,000	1,995,748
5.150%, 05/22/45 (f)	1,000,000	903,627
JPMorgan Chase & Co.
3.328%, 04/22/52 (SOFRRATE + 1.580%) (e)	2,000,000	1,383,036
3.897%, 01/23/49 (3-Month USD TERM SOFR + 1.482%) (e)	1,000,000	776,619
KeyBank NA, 4.390%, 12/14/27	3,000,000	2,976,765
M&T Bank Corp., 4.553%, 08/16/28 (SOFRRATE + 1.780%) (e)	3,000,000	2,977,624
Morgan Stanley
2.802%, 01/25/52 (SOFRRATE + 1.430%) (e)	2,000,000	1,231,972
6.342%, 10/18/33 (SOFRRATE + 2.560%) (e)	1,000,000	1,070,688
PNC Bank NA, 4.050%, 07/26/28	1,000,000	979,309
Synchrony Bank, 5.400%, 08/22/25	1,000,000	1,001,371
Truist Financial Corp., 6.123%, 10/28/33 (SOFRRATE + 2.300%) (e)	2,000,000	2,099,323
U.S. Bancorp, 5.850%, 10/21/33 (SOFRRATE + 2.090%) (e)	1,000,000	1,034,352
Wells Fargo & Co.
3.068%, 04/30/41 (SOFRRATE + 2.530%) (e)	1,600,000	1,188,873
4.750%, 12/07/46	2,300,000	1,931,415
		38,717,516
Financial Services (1.6%)
American Express Co.
3.300%, 05/03/27	1,000,000	979,225
4.050%, 12/03/42	2,000,000	1,686,158
Capital One Financial Corp., 5.468%, 02/01/29 (SOFRRATE + 2.080%) (e)	1,500,000	1,524,026
Discover Financial Services, 4.100%, 02/09/27	1,000,000	989,484
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	980,672
Intercontinental Exchange, Inc., 4.350%, 06/15/29	3,000,000	2,982,465
		9,142,030
Insurance (1.6%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	822,865
Arch Capital Finance LLC, 4.011%, 12/15/26 (d)	1,000,000	987,691
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	841,479
Metropolitan Life Global Funding I, 1.550%, 01/07/31 (c)	3,000,000	2,525,053
Old Republic International Corp., 5.750%, 03/28/34	1,500,000	1,531,985
Principal Life Global Funding II, 1.500%, 08/27/30 (c)	3,000,000	2,538,825
		9,247,898
Real Estate Investment Trust — Health Care (0.4%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	492,531
DOC Dr. LLC, 4.300%, 03/15/27	1,000,000	994,160
Healthcare Realty Holdings LP, 3.875%, 05/01/25	1,000,000	998,895
		2,485,586
Residential REITs (0.2%)
Essex Portfolio LP, 3.500%, 04/01/25	1,000,000	1,000,000

Specialized REITs (0.4%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	981,726
Crown Castle, Inc., 4.750%, 05/15/47	1,000,000	847,983
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (c)	500,000	453,764
		2,283,473
Industrials (3.0%)
Aerospace & Defense (0.6%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	998,412
RTX Corp.
4.050%, 05/04/47	1,000,000	790,325
4.125%, 11/16/28	1,500,000	1,478,541
		3,267,278
Building Products (0.1%)
CRH America Finance, Inc., 4.400%, 05/09/47 (c)	1,000,000	825,907

Electrical Equipment (0.7%)
Flex Ltd.
4.750%, 06/15/25 (b)	1,000,000	999,272
4.875%, 06/15/29 (b)	1,000,000	993,230

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Jabil, Inc., 3.600%, 01/15/30	$2,000,000	$1,883,790
		3,876,292
Machinery (0.3%)
Caterpillar, Inc., 3.250%, 04/09/50	2,300,000	1,612,785

Miscellaneous Manufacturing (0.2%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	977,150

Packaging & Containers (0.3%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	993,100
Sealed Air Corp., 6.875%, 07/15/33 (c)	1,000,000	1,046,461
		2,039,561
Transportation (0.6%)
Canadian Pacific Railway Co., 4.300%, 05/15/43 (b)	250,000	213,465
FedEx Corp., 4.400%, 01/15/47 (c)	1,000,000	786,526
Union Pacific Corp., 5.375%, 06/01/33	2,500,000	2,589,899
		3,589,890
Trucking & Leasing (0.2%)
GATX Corp., 4.550%, 11/07/28	1,000,000	998,295

Information Technology (2.2%)
Computers (0.8%)
Apple, Inc., 4.375%, 05/13/45 (d)	1,000,000	883,802
Dell International LLC/EMC Corp., 6.200%, 07/15/30	2,000,000	2,115,013
Leidos, Inc., 4.375%, 05/15/30	2,000,000	1,941,149
		4,939,964
Semiconductor Equipment (0.8%)
Broadcom, Inc., 3.419%, 04/15/33 (c)	2,000,000	1,777,161
Micron Technology, Inc., 2.703%, 04/15/32	2,000,000	1,703,713
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	984,649
		4,465,523
Software (0.6%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	998,001
Oracle Corp., 3.800%, 11/15/37	1,000,000	839,664
VMware LLC, 1.400%, 08/15/26	1,800,000	1,723,394
		3,561,059
Utilities (3.6%)
Electric Utilities (3.1%)
Alabama Power Co., 3.125%, 07/15/51	2,000,000	1,314,090
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	752,265
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	815,703
CenterPoint Energy Houston Electric LLC, Series AJ, 4.850%, 10/01/52	3,150,000	2,796,280
Duke Energy Corp., 4.500%, 08/15/32	1,000,000	962,686
Duke Energy Florida LLC, 5.950%, 11/15/52	1,000,000	1,016,063
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	734,358
Entergy Texas, Inc., 3.450%, 12/01/27	3,000,000	2,900,151
Northern States Power Co., 3.750%, 12/01/47	1,000,000	749,574
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	632,215
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	790,920
Union Electric Co., 5.250%, 01/15/54	1,500,000	1,398,265
Wisconsin Power & Light Co., 3.950%, 09/01/32	3,000,000	2,806,912
		17,669,482
Gas Utilities (0.4%)
Atmos Energy Corp., 4.125%, 03/15/49	750,000	594,064
National Fuel Gas Co., 4.750%, 09/01/28	1,000,000	996,133
Washington Gas Light Co., Series K, 3.796%, 09/15/46	1,000,000	757,838
		2,348,035
Water Utilities (0.1%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	753,298
Total corporate obligations (cost: $204,833,434)		195,503,734
Total long-term debt securities (cost: $217,835,038)		207,888,937

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

	Shares	Value(a)
Mutual Funds (61.5%)
Investment Companies (61.5%)
iShares Core S&P 500 ETF (h)	25,940	$14,575,686
SFT Index 500 Fund Class 1 (h) (i) (j)	12,906,943	320,382,952
SPDR S&P 500 ETF Trust (d) (h)	34,500	19,298,955
Vanguard S&P 500 ETF (h)	6,700	3,443,197
Total mutual funds (cost: $120,331,670)		357,700,790
Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.290%	4,539,120	4,539,120
Total short-term securities (cost: $4,539,120)		4,539,120
Total investments excluding purchased options (98.0%) (cost: $342,705,828)		570,128,847
Total purchased options outstanding (0.1%) (cost: $554,081)		717,060
Total investments in securities (cost: $343,259,909)		570,845,907
Cash and other assets in excess of liabilities (1.9%)		11,101,463
Total net assets (100.0%)		$581,947,370

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Foreign security: the Fund held 1.6% of net assets in foreign securities at March 31, 2025.
(c)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.
(e)	Variable rate security.
(f)	This security has been determined to be illiquid pursuant to the procedures of the Funds’ Liquidity Risk Management Program.
(g)	In Federal Deposit Insurance Corporation receivership.
(h)	Reports and other information about these investment companies are available in the EDGAR database on the SEC's website at www.sec.gov.
(i)	Affiliated security.
(j)	Non-income producing security.

Holdings of Open Futures Contracts

On March 31, 2025, securities with an aggregate market value of $21,077,527 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
5 Year U.S. Treasury Note	June 2025	75	Long	$8,065,025	$8,111,719	$46,694
10 Year U.S. Ultra	June 2025	110	Long	12,505,050	12,553,750	48,700
S&P 500 E-Mini Index Future	June 2025	337	Short	(95,152,743)	(95,257,263)	(104,520)
U.S. Ultra Bond	June 2025	20	Long	2,468,177	2,445,000	(23,177)
					$(72,146,794)	$(32,303)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,700	April 2025	52	$5,200	$390,000

Put Options Purchased:

The Fund had the following put options purchased open at March 31, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$20	April 2025	2,070	$207,000	$327,060

Call Options Written:

The Fund had the following call options written open at March 31, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$6,100	April 2025	52	$5,200	$(9,100)

Put Options Written:

The Fund had the following put options written open at March 31, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$13	April 2025	2,070	$207,000	$(4,140)

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities

March 31, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (110.8%)
Government Obligations (72.8%)
Other Government Obligations (0.1%)
Provincial or Local Government Obligation (0.1%)
Texas A&M University, Series D, 4.000%, 05/15/31	$325,000	$317,562

U.S. Government Agencies and Obligations (72.7%)
Export-Import Bank of the United States (0.0%)
Export-Import Bank of the U.S., 2.578%, 12/10/25	7,857	7,786

Federal Home Loan Mortgage Corporation (9.9%)
2.000%, 07/01/41	1,434,823	1,222,027
2.000%, 11/01/51	4,594,715	3,661,520
2.000%, 03/01/52	2,578,942	2,049,951
2.500%, 01/01/52	1,651,650	1,379,935
2.500%, 03/01/52	7,023,293	5,853,100
3.000%, 08/01/42	236,573	214,180
3.000%, 12/01/42	83,095	75,023
3.000%, 01/01/43	116,020	104,244
3.000%, 02/01/43	270,535	243,750
3.000%, 04/01/43	421,084	378,342
3.000%, 02/01/52	2,953,013	2,579,181
3.500%, 05/01/32	55,200	53,980
3.500%, 03/01/42	289,165	269,258
3.500%, 08/01/42	245,831	228,908
3.500%, 11/01/52	4,820,162	4,346,281
4.000%, 09/01/40	257,688	247,874
4.000%, 11/01/40	435,567	417,571
4.000%, 02/01/41	105,560	101,541
4.000%, 03/01/41	107,392	103,258
4.000%, 08/01/52	5,973,551	5,569,621
4.000%, 09/01/52	3,890,610	3,627,711
4.000%, 11/01/52	3,272,394	3,062,570
4.000%, 02/01/53	534,331	498,199
4.500%, 09/01/40	31,641	31,222
4.500%, 01/01/41	159,396	157,038
4.500%, 02/01/41	95,591	94,137
4.500%, 03/01/41	213,060	209,512
4.500%, 04/01/41	200,374	196,827
4.500%, 09/01/52	607,052	581,119
4.500%, 11/01/52	3,960,985	3,792,057
5.000%, 05/01/29	6,061	6,076
5.000%, 04/01/35	33,852	34,078
5.000%, 08/01/35	16,770	16,861
5.000%, 11/01/35	34,738	34,999
5.000%, 11/01/39	182,921	184,297
5.000%, 04/01/40	58,355	58,795
5.000%, 08/01/40	39,576	39,874
5.500%, 05/01/34	228,829	233,573
5.500%, 10/01/34	58,713	59,946
5.500%, 07/01/35	92,714	94,789
5.500%, 10/01/35	94,871	96,785
5.500%, 12/01/38	48,744	49,491
6.000%, 11/01/33	105,086	107,483
6.500%, 09/01/32	11,134	11,475
6.500%, 11/01/32	9,623	9,929
6.500%, 06/01/36	60,836	64,177
7.000%, 12/01/37	21,003	21,925
		42,474,490
Federal National Mortgage Association (11.2%)
2.000%, 04/01/51	2,591,000	2,058,213
2.000%, 11/01/51	11,663,377	9,295,181
2.000%, 02/01/52	1,033,970	821,355
2.000%, 03/01/52	3,008,500	2,391,908
2.500%, 12/01/51	2,235,907	1,883,353

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

2.500%, 02/01/52	$514,086	$427,544
2.500%, 03/01/52	2,382,867	1,981,243
2.500%, 04/01/52	4,028,302	3,364,971
3.000%, 09/01/42	57,024	51,485
3.000%, 01/01/46	48,240	42,692
3.000%, 01/01/52	2,155,012	1,866,762
3.000%, 04/01/52	5,233,688	4,533,640
3.000%, 05/01/52	2,229,286	1,933,289
3.000%, 06/01/52	407,055	356,109
3.500%, 12/01/32	51,360	50,020
3.500%, 11/01/40	209,274	194,871
3.500%, 01/01/41	222,446	207,136
3.500%, 02/01/41	259,373	241,524
3.500%, 04/01/41	126,828	118,099
3.500%, 11/01/41	778,940	725,318
3.500%, 12/01/41	156,695	145,907
3.500%, 05/01/42	79,765	74,274
3.500%, 01/01/43	170,021	157,694
3.500%, 02/01/43	215,982	201,114
3.500%, 05/01/43	692,419	639,122
4.000%, 12/01/40	28,059	26,845
4.000%, 04/01/41	443,644	426,382
4.000%, 09/01/41	115,531	111,036
4.000%, 11/01/41	73,707	70,838
4.000%, 06/01/42	216,894	208,452
4.000%, 09/01/43	135,737	128,882
4.500%, 05/01/35	68,743	67,418
4.500%, 07/01/35	148,651	147,084
4.500%, 09/01/37	54,650	54,045
4.500%, 06/01/39	68,694	67,356
4.500%, 04/01/41	514,016	506,505
4.500%, 07/01/41	380,782	374,673
4.500%, 07/01/47	152,227	147,855
4.500%, 08/01/52	5,224,540	5,001,164
4.500%, 04/01/53	879,341	841,856
5.000%, 11/01/33	66,470	66,850
5.000%, 03/01/34	49,507	50,154
5.000%, 05/01/34	11,512	11,556
5.000%, 12/01/34	61,801	62,016
5.000%, 07/01/35	57,208	57,511
5.000%, 08/01/35	24,710	24,835
5.000%, 03/01/38	23,018	23,167
5.000%, 04/01/38	48,589	48,678
5.000%, 06/01/39	43,279	43,604
5.000%, 12/01/39	146,132	147,231
5.000%, 06/01/40	19,415	19,561
5.000%, 04/01/41	177,618	178,954
5.000%, 11/01/53	1,998,904	1,960,842
5.500%, 04/01/33	243,394	245,875
5.500%, 05/01/33	2,609	2,645
5.500%, 12/01/33	23,156	23,495
5.500%, 01/01/34	45,009	45,752
5.500%, 02/01/34	41,176	41,938
5.500%, 03/01/34	64,638	64,868
5.500%, 04/01/34	42,308	43,031
5.500%, 05/01/34	1,215	1,230
5.500%, 09/01/34	54,723	55,895
5.500%, 10/01/34	18,504	18,840
5.500%, 01/01/35	30,259	30,919
5.500%, 02/01/35	71,610	72,969
5.500%, 04/01/35	67,280	68,638
5.500%, 06/01/35	3,159	3,211
5.500%, 08/01/35	46,126	46,590
5.500%, 10/01/35	99,788	102,046
5.500%, 11/01/35	21,111	21,581
5.500%, 09/01/36	40,591	41,344
5.500%, 12/01/39	26,211	26,613
5.500%, 09/01/53	957,206	956,432
6.000%, 09/01/32	4,600	4,808
6.000%, 10/01/32	127,363	129,999

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

6.000%, 11/01/32	$178,795	$187,179
6.000%, 03/01/33	101,777	103,823
6.000%, 12/01/33	48,572	49,486
6.000%, 08/01/34	9,318	9,525
6.000%, 09/01/34	9,800	10,175
6.000%, 11/01/34	5,016	5,142
6.000%, 12/01/34	36,508	37,856
6.000%, 11/01/36	5,544	5,761
6.000%, 01/01/37	65,412	68,154
6.000%, 08/01/37	33,144	34,446
6.000%, 10/01/38	48,976	51,036
6.500%, 12/01/31	11,862	12,226
6.500%, 02/01/32	75,330	77,642
6.500%, 04/01/32	39,776	41,431
6.500%, 05/01/32	9,472	9,763
6.500%, 07/01/32	51,566	53,148
6.500%, 08/01/32	38,230	39,403
6.500%, 09/01/32	24,566	25,320
6.500%, 10/01/32	29,594	30,501
6.500%, 09/01/34	1,908	1,967
6.500%, 11/01/34	2,160	2,264
6.500%, 03/01/35	26,779	27,870
6.500%, 09/01/37	52,250	54,898
6.500%, 11/01/37	17,707	18,605
7.000%, 07/01/31	20,250	21,139
7.000%, 09/01/31	61,852	64,569
7.000%, 11/01/31	45,472	47,470
7.000%, 02/01/32	24,342	25,411
7.000%, 03/01/32	3,307	3,453
7.000%, 07/01/32	15,685	16,375
7.500%, 04/01/31	9,803	9,802
7.500%, 05/01/31	3,138	3,135
		47,835,868
Government National Mortgage Association (6.2%)
3.000%, 03/15/45	347,293	309,722
3.000%, 04/15/45	717,349	639,676
3.000%, 05/15/45	36,730	32,776
3.250%, 04/20/33	60,838	58,288
3.250%, 03/20/35	517,268	491,317
3.250%, 11/20/35	304,390	288,275
3.250%, 01/20/36	537,773	509,532
3.500%, 11/15/40	42,979	40,418
3.500%, 04/20/46	223,744	205,897
3.750%, 03/20/46	550,748	513,602
4.000%, 07/20/31	133,176	131,641
4.000%, 04/20/39	127,407	120,726
4.000%, 12/20/40	300,992	287,790
4.000%, 01/15/41	15,701	15,049
4.000%, 02/15/41	128,673	121,982
4.000%, 10/15/41	83,231	79,311
4.000%, 12/20/44	37,165	35,487
4.500%, 06/15/40	85,774	84,052
4.500%, 10/20/52	2,151,501	2,063,110
4.500%, 10/20/54	1,782,516	1,708,173
5.000%, 05/15/33	21,173	21,217
5.000%, 12/15/39	33,798	33,687
5.000%, 01/15/40	288,007	287,020
5.000%, 07/15/40	68,903	68,673
5.500%, 07/15/38	83,642	86,101
5.500%, 10/15/38	99,131	101,767
1.000%, 12/20/42	33,491	28,042
3.000%, 11/16/44	508,541	450,523
3.500%, 01/20/49	475,000	427,212
5.494%, 06/20/54 (30 day USD SOFR Average + 1.150%) (c)	986,457	985,717
4.000%, 04/15/55, TBA (b)	4,825,000	4,509,113
4.500%, 04/15/55, TBA (b)	3,700,000	3,544,557
5.000%, 04/15/55, TBA (b)	5,100,000	5,008,418
5.500%, 04/15/55, TBA (b)	3,325,000	3,328,814
		26,617,685

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

U.S. Treasury (36.6%)
U.S. Treasury Bonds
4.625%, 02/15/55	$15,193,000	$15,219,113
4.750%, 02/15/45	20,515,000	20,809,903
U.S. Treasury Inflation-Indexed Notes, 2.125%, 01/15/35	4,835,704	4,952,883
U.S. Treasury Notes
3.875%, 03/31/27	28,535,000	28,514,936
3.875%, 03/15/28	13,765,000	13,753,171
4.000%, 03/31/30	54,765,000	54,807,785
4.625%, 02/15/35	17,927,000	18,470,412
		156,528,203
Uniform Mortgage-Backed Security (8.8%)
2.000%, 04/15/55, TBA (b)	2,725,000	2,162,824
2.500%, 04/15/55, TBA (b)	5,650,000	4,688,435
3.000%, 04/15/55, TBA (b)	6,025,000	5,215,566
3.500%, 03/25/52, TBA (b)	8,825,000	7,944,473
4.000%, 06/25/52, TBA (b)	4,550,000	4,229,127
4.500%, 04/15/55, TBA (b)	4,750,000	4,538,804
5.000%, 04/14/55, TBA (b)	5,750,000	5,628,056
5.500%, 04/15/55, TBA (b)	3,300,000	3,292,809
		37,700,094
Total government obligations (cost: $315,510,781)		311,481,688

Asset-Backed Securities (8.3%)
AGL CLO 12 Ltd., Series 2021-12A, Class B, 6.155%, 07/20/34 (3-Month USD TERM SOFR + 1.862%) (c) (d)	875,000	875,313
Allegro CLO X Ltd., Series 2019-1A, Class ARR, 5.423%, 04/20/32 (3-Month USD TERM SOFR + 1.130%) (c) (d)	870,293	868,228
AMMC CLO 28 Ltd., Series 2024-28A, Class A1A, 5.843%, 07/20/37 (3-Month USD TERM SOFR + 1.550%) (c) (d)	1,000,000	1,000,702
Apidos CLO XII Ltd., Series 2013-12A, Class ARR, 5.382%, 04/15/31 (3-Month USD TERM SOFR + 1.080%) (c) (d)	742,718	742,339
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R3, 5.471%, 01/20/37 (3-Month USD TERM SOFR + 1.140%) (c) (d)	790,000	788,607
Arbour CLO VII DAC, Series 7A, Class B1R, 4.551%, 12/15/38 (3-Month EUR EURIBOR + 2.050%) (c) (d)	1,350,000	1,463,513
ARES XXVII CLO Ltd., Series 2013-2A, Class BR3, 5.950%, 10/28/34 (3-Month USD TERM SOFR + 1.650%) (c) (d)	1,080,000	1,079,410
Bain Capital Credit CLO Ltd., Series 2021-6A, Class A1R, 5.383%, 10/21/34 (3-Month USD TERM SOFR + 1.090%) (c) (d)	1,200,000	1,199,663
Barings CLO Ltd., Series 2018-4A, Class A1R, 5.452%, 10/15/30 (3-Month USD TERM SOFR + 1.150%) (c) (d)	923,019	922,846
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE1, Class M1, 5.410%, 02/25/34 (1-Month USD TERM SOFR + 1.089%) (c)	280,841	283,442
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 6.150%, 10/25/30 (3-Month USD TERM SOFR + 1.850%) (c) (d)	1,200,000	1,198,681
Chase Funding Trust
Series 2002-3, Class 2A1, 5.075%, 08/25/32 (1-Month USD TERM SOFR + 0.754%) (c)	83,559	82,333
Series 2003-2, Class 2A2, 4.995%, 02/25/33 (1-Month USD TERM SOFR + 0.674%) (c)	79,804	79,267
CIFC Funding Ltd.
Series 2014-4RA, Class A1A2, 5.302%, 01/17/35 (3-Month USD TERM SOFR + 0.990%) (c) (d)	1,070,000	1,066,498
Series 2022-3A, Class A, 5.703%, 04/21/35 (3-Month USD TERM SOFR + 1.410%) (c) (d)	1,250,000	1,249,644
Commonbond Student Loan Trust
Series 2017-AGS, Class C, 5.280%, 05/25/41 (d)	18,377	17,379
Series 2018-AGS, Class A1, 3.210%, 02/25/44 (d)	422,432	395,050
Series 2018-AGS, Class A2, 4.935%, 02/25/44 (1-Month USD TERM SOFR + 0.614%) (c) (d)	79,553	78,526
Series 2019-AGS, Class A1, 2.540%, 01/25/47 (d)	889,959	805,769
Series 2021-AGS, Class A, 1.200%, 03/25/52 (d)	375,369	311,729
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 5.952%, 10/15/30 (3-Month USD TERM SOFR + 1.650%) (c) (d)	1,100,000	1,100,574
FRTKL Group, Inc., Series 2021-SFR1, Class G, 4.105%, 09/17/38 (d)	1,250,000	1,183,029
Home Partners of America Trust, Series 2021-1, Class A, 1.698%, 09/17/41 (d)	1,543,725	1,364,568
HPS Loan Management Ltd., Series 2021-16A, Class A1, 5.692%, 01/23/35 (3-Month USD TERM SOFR + 1.402%) (c) (d)	1,150,000	1,150,423
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC3, Class A2, 4.995%, 08/25/32 (1-Month USD TERM SOFR + 0.674%) (c)	6,452	6,443
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A, 1.310%, 01/15/69 (d)	415,189	389,996
Series 2021-BA, Class A, 0.940%, 07/15/69 (d)	1,036,651	941,234
Series 2021-FA, Class A, 1.110%, 02/18/70 (d)	1,043,673	916,286
Series 2022-A, Class A, 2.230%, 07/15/70 (d)	1,190,781	1,073,893
Octagon 67 Ltd., Series 2023-1A, Class A1, 6.100%, 04/25/36 (3-Month USD TERM SOFR + 1.800%) (c) (d)	1,100,000	1,100,164
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, 6.214%, 07/15/36 (3-Month USD TERM SOFR + 1.912%) (c) (d)	1,125,000	1,124,484

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Progress Residential Trust
Series 2021-SFR7, Class D, 2.341%, 08/17/40 (d)	$1,525,000	$1,387,822
Series 2021-SFR8, Class F, 3.181%, 10/17/38 (d)	2,000,000	1,939,299
Rad CLO 4 Ltd., Series 2019-4A, Class AR, 5.530%, 04/25/32 (3-Month USD TERM SOFR + 1.230%) (c) (d)	766,723	766,942
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 5.452%, 08/20/32 (3-Month USD TERM SOFR + 1.130%) (c) (d)	1,061,720	1,061,672
Series 2021-2A, Class B, 6.305%, 07/20/34 (3-Month USD TERM SOFR + 2.012%) (c) (d)	450,000	449,993
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D, 1.570%, 01/15/27 (d)	1,500,000	1,475,932
Saxon Asset Securities Trust, Series 2004-1, Class A, 2.101%, 03/25/35 (1-Month USD TERM SOFR + 0.654%) (c)	176,205	153,805
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 02/15/47 (d)	1,398,411	1,234,096
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 5.408%, 01/16/32 (3-Month USD TERM SOFR + 1.100%) (c) (d)	376,305	376,249
TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 5.433%, 01/20/32 (3-Month USD TERM SOFR + 1.140%) (c) (d)	803,593	803,012
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/39 (d)	975,000	904,826
Total asset-backed securities (cost: $36,083,734)		35,413,681

Other Mortgage-Backed Securities (12.2%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (8.8%)
Agate Bay Mortgage Trust, Series 2015-1, Class B2, 3.628%, 01/25/45 (c) (d)	44,287	43,080
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11/25/29	14,902	8,746
CIM Trust
Series 2021-R3, Class A1, 1.951%, 06/25/57 (c) (d)	1,612,934	1,447,060
Series 2023-R3, Class A1A, 4.500%, 01/25/63 (c) (d)	1,446,029	1,439,469
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.000%, 09/25/64 (c) (d)	57,563	56,308
Series 2021-INV1, Class A7A, 2.500%, 05/25/51 (c) (d)	1,613,068	1,435,772
CSMC Trust
Series 2013-6, Class B4, 3.415%, 08/25/43 (c) (d)	547,110	495,294
Series 2017-HL1, Class A12, 3.500%, 06/25/47 (c) (d)	763,412	690,921
Series 2020-RPL6, Class A1, 3.475%, 03/25/59 (c) (d)	1,771,666	1,770,747
FARM 21-1 Mortgage Trust, Series 2021-1, Class A, 2.180%, 01/25/51 (c) (d)	1,407,556	1,128,530
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, 4.000%, 08/25/56 (c) (d)	265,112	263,461
Series 2021-3, Class TT, 2.000%, 03/25/61	914,158	814,656
Federal Home Loan Mortgage Corp. STACR Debt Notes, Series 2017-DNA2, Class M2R, 5.404%, 10/25/29 (30 day USD SOFR Average + 1.064%) (c)	221,435	221,191
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
Series 2015-SC01, Class 1A, 3.500%, 05/25/45	150,599	136,116
Series 2016-SC02, Class 1A, 3.000%, 10/25/46	39,623	34,175
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2016-C05, Class 2M2, 8.904%, 01/25/29 (30 day USD SOFR Average + 4.564%) (c)	379,307	390,591
Federal National Mortgage Association REMICS, Series 2004-33, Class AL, 4.500%, 05/25/34	537,000	527,910
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, 2.500%, 07/25/51 (c) (d)	2,000,483	1,779,723
Series 2021-6INV, Class A6, 2.500%, 08/25/51 (c) (d)	1,811,036	1,610,909
GCAT Trust, Series 2024-INV4, Class A2, 5.500%, 12/25/54 (c) (d)	780,707	774,333
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B4, 6.817%, 07/25/44 (c) (d)	2,110,021	2,047,922
JP Morgan Mortgage Trust
Series 2014-2, Class B1, 3.404%, 06/25/29 (c) (d)	85,169	81,886
Series 2015-6, Class B4, 3.504%, 10/25/45 (c) (d)	1,375,000	1,013,237
Series 2016-3, Class B3, 3.302%, 10/25/46 (c) (d)	134,349	128,380
Series 2017-2, Class B4, 3.647%, 05/25/47 (c) (d)	2,462,025	2,250,299
Series 2021-13, Class A4, 2.500%, 04/25/52 (c) (d)	3,148,679	2,808,483
Series 2021-4, Class A5, 2.500%, 08/25/51 (c) (d)	2,400,000	1,638,515
Luminent Mortgage Trust, Series 2005-1, Class A1, 4.955%, 11/25/35 (1-Month USD TERM SOFR + 0.634%) (c)	1,146,195	1,100,156
Mellon Residential Funding Corp. Mortgage Pass-Through Trust, Series 1998-2, Class B1, 6.750%, 06/25/28	1,001	989
OBX Trust, Series 2022-NQM2, Class A1, 2.975%, 01/25/62 (c) (d)	1,821,438	1,699,570
PMT Loan Trust, Series 2024-INV1, Class A3, 5.500%, 10/25/59 (c) (d)	1,312,704	1,300,346
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071%, 11/25/56 (c) (d)	956,151	831,995
Sequoia Mortgage Trust
Series 2013-8, Class B4, 3.480%, 06/25/43 (c)	441,116	342,260
Series 2015-1, Class B2, 3.937%, 01/25/45 (c) (d)	88,716	86,066
Series 2015-3, Class B1, 3.730%, 07/25/45 (c) (d)	138,807	135,271
Series 2015-4, Class B2, 3.110%, 11/25/30 (c) (d)	20,585	19,344
Series 2017-1, Class B3, 3.603%, 02/25/47 (c) (d)	874,940	733,470
Shellpoint Co-Originator Trust, Series 2017-1, Class B4, 3.600%, 04/25/47 (c) (d)	1,147,319	889,609
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127%, 06/25/56 (c) (d)	700,883	604,110
Series 2021-6, Class A1, 1.920%, 11/25/66 (c) (d)	1,159,638	1,003,841

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Structured Asset Mortgage Investments, Inc.
Series 1998-2, Class B, 6.750%, 05/02/30 (c)	$5,571	$63
Series 1998-2, Class C, 6.750%, 05/02/30 (c)	3,606	240
Towd Point Mortgage Trust
Series 2015-4, Class M2, 3.750%, 04/25/55 (c) (d)	159,137	158,450
Series 2018-4, Class A1, 3.000%, 06/25/58 (c) (d)	1,430,500	1,339,964
Vista Point Securitization Trust, Series 2024-CES3, Class A1, 5.679%, 01/25/55 (c) (d)	1,502,459	1,504,282
WinWater Mortgage Loan Trust, Series 2015-4, Class B3, 3.701%, 06/20/45 (c) (d)	1,046,100	976,351
		37,764,091
Commercial Mortgage-Backed Securities (3.4%)
BAMLL Commercial Mortgage Securities Trust, Series 2014-520M, Class A, 4.185%, 08/15/46 (c) (d)	1,350,000	1,196,511
BX Trust
Series 2022-PSB, Class D, 9.012%, 08/15/39 (1-Month USD TERM SOFR + 4.693%) (c) (d)	581,000	578,278
Series 2023-LIFE, Class A, 5.045%, 02/15/28 (d)	900,000	880,768
CRSNT Trust, Series 2021-MOON, Class A, 5.255%, 04/15/36 (1-Month USD TERM SOFR + 0.934%) (c) (d)	1,070,000	1,053,950
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.467%, 01/13/40 (c) (d)	430,000	436,975
Series 2025-SPRL, Class B, 5.758%, 01/13/40 (c) (d)	430,000	435,843
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 03/15/50	1,000,000	977,321
UBS Commercial Mortgage Trust
Series 2017-C1, Class AS, 3.724%, 06/15/50	2,750,000	2,651,717
Series 2017-C6, Class A5, 3.580%, 12/15/50	3,500,000	3,369,424
Series 2017-C7, Class AS, 4.061%, 12/15/50 (c)	1,505,000	1,434,947
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.637%, 06/15/48	1,517,349	1,512,662
		14,528,396
Total other mortgage-backed securities (cost: $56,577,360)		52,292,487

Corporate Obligations (15.5%)
Basic Materials (0.3%)
Chemicals (0.3%)
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (d)	1,205,000	1,039,968
4.375%, 06/01/47	135,000	105,255
		1,145,223
Communications (1.3%)
Broadline Retail (0.1%)
Uber Technologies, Inc., 4.800%, 09/15/34	445,000	432,497

Media (0.8%)
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 03/01/30 (d)	40,000	37,076
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800%, 04/01/31	1,130,000	975,070
3.700%, 04/01/51	685,000	430,279
4.800%, 03/01/50	750,000	563,490
CSC Holdings LLC
5.750%, 01/15/30 (d)	100,000	52,500
6.500%, 02/01/29 (d)	529,000	437,748
7.500%, 04/01/28 (d)	50,000	35,395
11.250%, 05/15/28 (d)	152,000	146,901
11.750%, 01/31/29 (d)	108,000	104,758
Sirius XM Radio LLC, 4.000%, 07/15/28 (d)	50,000	46,579
Time Warner Cable LLC, 5.500%, 09/01/41	430,000	371,635
VZ Secured Financing BV, 5.000%, 01/15/32 (d) (e)	535,000	465,031
		3,666,462
Telecommunication (0.4%)
Altice Financing SA
5.000%, 01/15/28 (d) (e)	34,000	25,553
5.750%, 08/15/29 (d) (e)	66,000	48,038
9.625%, 07/15/27 (d) (e)	50,000	42,375
Crown Castle Towers LLC, 4.241%, 07/15/48 (d)	625,000	609,743
Frontier Communications Holdings LLC, 8.625%, 03/15/31 (d)	312,000	332,595
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 09/20/29 (d)	300,000	300,587
T-Mobile USA, Inc., 4.700%, 01/15/35	275,000	263,911
		1,622,802
Consumer Cyclical (0.9%)
Auto Manufacturers (0.2%)
Volkswagen Group of America Finance LLC, 5.650%, 03/25/32 (d)	700,000	695,967

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Entertainment (0.4%)
Warnermedia Holdings, Inc.
4.279%, 03/15/32	$185,000	$162,569
5.050%, 03/15/42	1,000,000	796,542
5.141%, 03/15/52	1,130,000	820,238
		1,779,349
Passenger Airlines (0.1%)
JetBlue Pass-Through Trust, Series 2020-1, Class A, 4.000%, 05/15/34	634,897	594,172

Retail (0.2%)
Ferrellgas LP/Ferrellgas Finance Corp.
5.375%, 04/01/26 (d)	215,000	212,761
5.875%, 04/01/29 (d)	330,000	299,665
Michaels Cos., Inc.
5.250%, 05/01/28 (d)	139,000	95,355
7.875%, 05/01/29 (d)	181,000	95,081
Papa John's International, Inc., 3.875%, 09/15/29 (d)	225,000	209,342
Raising Cane's Restaurants LLC, 9.375%, 05/01/29 (d)	35,000	37,184
		949,388
Consumer, Non-cyclical (2.5%)
Agricultural Products (0.1%)
Imperial Brands Finance PLC
3.875%, 07/26/29 (d) (e)	30,000	28,773
6.125%, 07/27/27 (d) (e)	470,000	484,250
		513,023
Biotechnology (0.0%)
Amgen, Inc., 5.650%, 03/02/53	110,000	107,409

Commercial Services (0.0%)
Adtalem Global Education, Inc., 5.500%, 03/01/28 (d)	100,000	98,467

Food Products (0.3%)
Pilgrim's Pride Corp.
3.500%, 03/01/32	1,320,000	1,161,876
6.875%, 05/15/34	165,000	177,506
		1,339,382
Health Care Providers & Services (1.1%)
Centene Corp., 3.000%, 10/15/30	757,000	661,687
CommonSpirit Health, 4.350%, 11/01/42	405,000	338,662
Elevance Health, Inc.
5.200%, 02/15/35	195,000	194,969
5.375%, 06/15/34	275,000	277,786
HAH Group Holding Co. LLC, 9.750%, 10/01/31 (d)	45,000	43,312
Humana, Inc., 5.550%, 05/01/35	460,000	453,691
IQVIA, Inc., 5.700%, 05/15/28	825,000	839,710
Kedrion SpA, 6.500%, 09/01/29 (d) (e)	305,000	288,661
ModivCare, Inc., 5.000%, 10/01/29 (d) (f)	394,000	161,540
Sinai Health System, 3.034%, 01/20/36	975,000	906,394
UnitedHealth Group, Inc., 5.150%, 07/15/34	425,000	426,821
		4,593,233
Personal Care (0.0%)
Opal Bidco SAS, 6.500%, 03/31/32 (b) (e)	20,000	20,000

Pharmaceuticals (1.0%)
1375209 BC Ltd., 9.000%, 01/30/28 (d) (e)	410,000	409,775
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (d)	1,180,000	1,148,480
4.400%, 07/15/44 (d)	1,000,000	759,172
Bayer U.S. Finance LLC, 6.500%, 11/21/33 (d)	200,000	209,670
CVS Health Corp.
4.780%, 03/25/38	90,000	80,741
5.050%, 03/25/48	560,000	476,259
5.875%, 06/01/53	233,000	219,058
7.000%, 03/10/55 (5 year CMT + 2.886%) (c)	305,000	307,604
Grifols SA, 7.500%, 05/01/30 (e)	328,000	370,692
		3,981,451

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Energy (1.3%)
Oil & Gas (0.1%)
Ecopetrol SA, 8.875%, 01/13/33 (e)	$40,000	$41,278
KazMunayGas National Co. JSC, 5.375%, 04/24/30 (e)	300,000	296,478
		337,756
Pipelines (1.2%)
Energy Transfer LP, 6.850%, 02/15/40	1,850,000	2,029,119
Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/34 (d) (e)	184,298	162,094
NGPL PipeCo LLC, 3.250%, 07/15/31 (d)	1,000,000	874,396
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,500,000	1,727,383
Venture Global Calcasieu Pass LLC, 6.250%, 01/15/30 (d)	60,000	60,880
Venture Global LNG, Inc.
7.000%, 01/15/30 (d)	67,000	65,873
9.875%, 02/01/32 (d)	181,000	191,872
		5,111,617
Financial (6.5%)
Banks (4.3%)
Bank of America Corp.
1.922%, 10/24/31 (SOFRRATE + 1.370%) (c)	710,000	606,365
2.592%, 04/29/31 (SOFRRATE + 2.150%) (c)	590,000	529,219
2.884%, 10/22/30 (3-Month USD TERM SOFR + 1.452%) (c)	2,410,000	2,218,683
Citigroup, Inc., 2.520%, 11/03/32 (SOFRRATE + 1.177%) (c)	215,000	183,350
Goldman Sachs Group, Inc.
1.431%, 03/09/27 (SOFRRATE + 0.798%) (c)	555,000	538,157
2.383%, 07/21/32 (SOFRRATE + 1.248%) (c)	600,000	513,051
HSBC Holdings PLC, 2.357%, 08/18/31 (SOFRRATE + 1.947%) (c) (e)	1,155,000	1,005,119
JPMorgan Chase & Co.
1.040%, 02/04/27 (3-Month USD TERM SOFR + 0.695%) (c)	2,500,000	2,426,777
1.470%, 09/22/27 (SOFRRATE + 0.765%) (c)	910,000	870,503
2.580%, 04/22/32 (3-Month USD TERM SOFR + 1.250%) (c)	275,000	241,243
Morgan Stanley, 1.928%, 04/28/32 (SOFRRATE + 1.020%) (c)	769,000	643,496
PNC Financial Services Group, Inc.
5.676%, 01/22/35 (SOFRRATE + 1.902%) (c)	85,000	86,829
6.875%, 10/20/34 (SOFRRATE + 2.284%) (c)	175,000	193,119
Santander U.K. Group Holdings PLC, 2.469%, 01/11/28 (SOFRRATE + 1.220%) (c) (e)	1,775,000	1,705,352
U.S. Bancorp
3.000%, 07/30/29	765,000	711,982
Series J, 5.300%, 04/15/27 (3-Month USD TERM SOFR + 3.176%) (c)	800,000	791,135
5.836%, 06/12/34 (SOFRRATE + 2.260%) (c)	40,000	41,205
Wells Fargo & Co.
2.393%, 06/02/28 (SOFRRATE + 2.100%) (c)	3,390,000	3,234,015
2.879%, 10/30/30 (3-Month USD TERM SOFR + 1.432%) (c)	750,000	690,417
3.000%, 10/23/26	1,100,000	1,075,391
4.897%, 07/25/33 (SOFRRATE + 2.100%) (c)	195,000	191,868
		18,497,276
Financial Services (0.7%)
Air Lease Corp., 3.250%, 10/01/29	1,500,000	1,403,611
Avolon Holdings Funding Ltd., 2.528%, 11/18/27 (d) (e)	1,500,000	1,403,632
GGAM Finance Ltd.
8.000%, 02/15/27 (d) (e)	90,000	92,261
8.000%, 06/15/28 (d) (e)	126,000	132,147
		3,031,651
Insurance (0.6%)
Farmers Insurance Exchange
4.747%, 11/01/57 (3-Month USD LIBOR + 3.231%) (c) (d)	500,000	405,500
7.000%, 10/15/64 (10 year CMT + 3.864%) (c) (d) (g)	235,000	239,890
Metropolitan Life Global Funding I, 5.150%, 03/28/33 (d)	290,000	290,213
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (d)	2,125,000	1,718,596
		2,654,199
Investment Companies (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000%, 06/15/30	196,000	185,795
9.750%, 01/15/29	140,000	139,137
10.000%, 11/15/29 (d)	10,000	9,934
		334,866

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Real Estate Investment Trust — Health Care (0.1%)
Healthcare Realty Holdings LP, 3.100%, 02/15/30	$380,000	$348,219

Real Estate Investment Trust — Office Property (0.1%)
Hudson Pacific Properties LP
3.250%, 01/15/30	650,000	447,424
3.950%, 11/01/27	5,000	4,419
4.650%, 04/01/29	120,000	90,709
5.950%, 02/15/28	15,000	13,004
		555,556
Residential REITs (0.1%)
American Homes 4 Rent LP, 5.500%, 02/01/34	220,000	219,716
Invitation Homes Operating Partnership LP, 5.500%, 08/15/33	75,000	75,314
		295,030
Specialized REITs (0.5%)
American Assets Trust LP, 6.150%, 10/01/34	250,000	249,331
American Tower Corp.
2.900%, 01/15/30	430,000	395,046
4.900%, 03/15/30	435,000	436,695
GLP Capital LP/GLP Financing II, Inc., 5.300%, 01/15/29	310,000	310,279
VICI Properties LP/VICI Note Co., Inc., 3.875%, 02/15/29 (d)	665,000	634,555
		2,025,906
Storage REITs (0.0%)
Extra Space Storage LP, 2.400%, 10/15/31	70,000	59,468

Industrials (0.5%)
Aerospace & Defense (0.1%)
Boeing Co.
5.805%, 05/01/50	200,000	189,541
6.528%, 05/01/34	280,000	299,319
		488,860
Construction & Engineering (0.0%)
Artera Services LLC, 8.500%, 02/15/31 (d)	65,000	60,645

Machinery — Diversified (0.0%)
Oregon Tool Lux LP, 7.875%, 10/15/29 (d) (e) (f)	68,024	40,813

Packaging & Containers (0.4%)
Amcor Flexibles North America, Inc., 5.100%, 03/17/30 (d)	280,000	281,981
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (d) (e)	65,000	59,700
5.250%, 08/15/27 (d) (e)	446,000	204,116
Berry Global, Inc., 5.500%, 04/15/28	1,000,000	1,019,065
		1,564,862
Information Technology (0.3%)
Computers (0.1%)
Dell International LLC/EMC Corp., 5.000%, 04/01/30 (b)	425,000	426,234
Semiconductor Equipment (0.1%)
Foundry JV Holdco LLC, 5.500%, 01/25/31 (d)	75,000	76,105
Intel Corp.
3.050%, 08/12/51	224,000	130,959
3.734%, 12/08/47	125,000	86,792
5.600%, 02/21/54	160,000	144,660
5.700%, 02/10/53	95,000	86,957
		525,473
Software (0.1%)
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 8.750%, 05/01/29 (d)	40,000	39,938
Open Text Corp., 6.900%, 12/01/27 (d) (e)	85,000	87,956
Oracle Corp., 4.800%, 08/03/28	330,000	332,406
		460,300
Utilities (1.9%)
Electric Utilities (0.9%)
Alpha Generation LLC, 6.750%, 10/15/32 (d)	80,000	80,052
Duke Energy Carolinas LLC, 4.250%, 12/15/41	1,280,000	1,086,594
Entergy Mississippi LLC, 3.250%, 12/01/27	500,000	483,310

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Florida Power & Light Co., 5.700%, 03/15/55	$330,000	$334,202
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	1,425,731
Niagara Mohawk Power Corp., 4.278%, 10/01/34 (d)	490,000	451,381
		3,861,270
Gas Utilities (1.0%)
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 06/01/28 (d)	30,000	29,685
East Ohio Gas Co., 1.300%, 06/15/25 (d)	1,380,000	1,368,801
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,410,000	939,475
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	1,105,000	1,100,040
4.400%, 05/30/47	775,000	630,714
		4,068,715
Total corporate obligations (cost: $68,825,536)		66,287,541

Bank Loans (1.4%)
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 6.075%, 09/20/30 (1-Month USD TERM SOFR + 1.750%) (c) (d) (e)	72,949	72,128
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 8.189%, 10/01/25 (1-Month USD TERM SOFR + 3.750%) (c) (d)	9,528	9,316
Acrisure LLC, 2024 1st Lien Term Loan B1, 7.075%, 02/15/27 (1-Month USD TERM SOFR + 2.750%) (c) (d)	128,562	127,973
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 7.323%, 07/31/28 (1-Month USD TERM SOFR + 3.000%) (c) (d)	28,271	27,958
Albion Financing 3 SARL, 2025 USD Term Loan B, 0.000%, 08/16/29 (b) (c) (d) (h)	9,253	9,300
Alpha Generation LLC, Term Loan B, 7.075%, 09/30/31 (1-Month USD TERM SOFR + 2.750%) (c) (d)	69,705	69,647
Altice France SA, 2023 USD Term Loan B14, 9.802%, 08/15/28 (3-Month USD TERM SOFR + 5.500%) (c) (d) (e)	44,519	39,771
Amspec Parent LLC
2024 Delayed Draw Term Loan, 0.000%, 12/22/31 (c) (d) (h)	2,603	2,596
2024 Term Loan, 8.549%, 12/22/31 (3-Month USD TERM SOFR + 4.250%) (c) (d)	16,917	16,875
Arches Buyer, Inc., 2021 Term Loan B, 7.675%, 12/06/27 (1-Month USD TERM SOFR + 3.250%) (c) (d)	37,173	36,331
Artera Services LLC, 2024 Term Loan, 8.799%, 02/15/31 (3-Month USD TERM SOFR + 4.500%) (c) (d)	49,284	46,573
Asurion LLC, 2022 Term Loan B10, 8.425%, 08/19/28 (1-Month USD TERM SOFR + 4.000%) (c) (d)	243,750	241,008
Avolon TLB Borrower 1 U.S. LLC, 2023 Term Loan B6, 6.072%, 06/24/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	224,568	224,259
Balcan Innovations, Inc., Term Loan B, 9.043%, 10/10/31 (3-Month USD TERM SOFR + 4.750%) (c) (d) (e)	37,189	37,004
Barracuda Networks, Inc., 2022 Term Loan, 0.088%, 08/15/29 (3-Month USD TERM SOFR + 4.500%) (c) (d)	28,025	24,207
Bausch & Lomb Corp.
2023 Incremental Term Loan, 8.325%, 09/29/28 (1-Month USD TERM SOFR + 4.000%) (c) (d) (e)	56,320	56,085
Term Loan, 7.672%, 05/10/27 (1-Month USD TERM SOFR + 3.250%) (c) (d) (e)	24,923	24,814
BCPE North Star U.S. HoldCo 2, Inc., Term Loan, 0.084%, 06/09/28 (1-Month USD TERM SOFR + 4.000%) (c) (d)	57,250	55,747
Belron Finance 2019 LLC, 2024 USD Term Loan B, 7.052%, 10/16/31 (3-Month USD TERM SOFR + 2.750%) (c) (d)	32,151	32,051
Berry Global, Inc., 2023 Term Loan AA, 6.186%, 07/01/29 (1-Month USD TERM SOFR + 1.750%) (c) (d)	194,259	194,113
Calpine Corp., 2024 Term Loan B10, 6.075%, 01/31/31 (1-Month USD TERM SOFR + 1.750%) (c) (d)	19,729	19,646
Cast & Crew Payroll LLC, 2021 Incremental Term Loan, 8.075%, 12/29/28 (1-Month USD TERM SOFR + 3.750%) (c) (d)	21,183	20,320
Castle U.S. Holding Corp., USD Term Loan B, 0.000%, 01/29/27 (b) (c) (d) (h)	28,874	17,685
CCI Buyer, Inc., Term Loan, 8.299%, 12/17/27 (3-Month USD TERM SOFR + 4.000%) (c) (d)	53,564	53,581
CCRR Parent, Inc.
Term Loan B, 8.825%, 03/06/28 (3-Month USD TERM SOFR + 4.250%) (c) (d)	18,616	7,632
U.S. Acquisition Facility, 8.563%, 03/06/28 (3-Month USD TERM SOFR + 4.250%) (c) (d)	50,050	19,519
Celsius Holdings, Inc., Term Loan, 0.000%, 03/21/32 (b) (c) (d) (h)	26,205	26,238
Chemours Co., 2023 USD Term Loan B, 0.073%, 08/18/28 (1-Month USD TERM SOFR + 3.000%) (c) (d)	47,536	47,447
Cornerstone Generation LLC, Term Loan B, 0.000%, 10/28/31 (b) (c) (d) (h)	22,404	22,404
Cotiviti Corp., 2025 Incremental Term Loan, 0.000%, 02/13/32 (b) (c) (d) (h)	28,982	28,456
CSC Holdings LLC, 2019 Term Loan B5, 0.090%, 04/15/27 (3-Month U.S. (FED) PRIME RATE + 1.500%) (c) (d)	62,647	58,836
Dave & Buster's, Inc., 2024 1st Lien Term Loan B, 7.559%, 11/01/31 (3-Month USD TERM SOFR + 3.250%) (c) (d)	56,906	49,764
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 8.049%, 04/09/27 (3-Month USD TERM SOFR + 3.750%) (c) (d)	76,315	72,118
Delivery Hero SE, 2024 USD Term Loan B, 9.315%, 12/12/29 (3-Month USD TERM SOFR + 5.000%) (c) (d)	68,188	68,103
EagleView Technology Corp., 2018 Add On Term Loan B, 8.065%, 08/14/25 (3-Month USD TERM SOFR + 3.500%) (c) (d)	161,049	156,721
Edgewater Generation LLC, 2025 Repriced Term Loan, 7.299%, 08/01/30 (3-Month USD TERM SOFR + 3.000%) (c) (d)	22,115	22,078
EFS Cogen Holdings I LLC, 2020 Term Loan B, 7.799%, 10/03/31 (3-Month USD TERM SOFR + 3.500%) (c) (d)	43,434	43,326
First Brands Group LLC, 2021 Term Loan, 9.552%, 03/30/27 (3-Month USD TERM SOFR + 5.000%) (c) (d)	18,045	16,692
Gainwell Acquisition Corp., Term Loan B, 8.399%, 10/01/27 (3-Month USD TERM SOFR + 4.000%) (c) (d)	243,020	224,794
Getty Images, Inc., 2025 USD Term Loan B, 11.250%, 02/21/30 (1-Month USD TERM SOFR + 3.750%) (c) (d)	16,832	16,917

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 6.463%, 11/15/27 (3-Month USD TERM SOFR + 2.000%) (c) (d)	$65,363	$64,655
Guggenheim Partners LLC, 2024 Term Loan B, 0.068%, 11/26/31 (3-Month USD TERM SOFR + 2.500%) (c) (d)	24,925	24,831
Healthpeak Properties, Inc.
2024 Term Loan A3, 5.149%, 03/01/29 (3-Month USD TERM SOFR + 0.850%) (c) (d)	280,012	272,312
Term Loan A1, 5.265%, 08/20/27 (1-Month USD TERM SOFR + 0.840%) (c) (d)	138,742	135,621
Term Loan A2, 5.265%, 02/22/27 (1-Month USD TERM SOFR + 0.840%) (c) (d)	138,742	135,621
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 6.070%, 11/08/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	15,727	15,688
Invitation Homes Operating Partnership LP, 2024 Term Loan, 5.432%, 09/09/28 (1-Month USD TERM SOFR + 1.118%) (c) (d)	397,356	389,409
IQVIA, Inc., 2025 Repriced Term Loan B, 6.049%, 01/02/31 (3-Month USD TERM SOFR + 1.750%) (c) (d)	78,477	78,461
Jane Street Group LLC, 2024 Term Loan B1, 6.313%, 12/15/31 (3-Month USD TERM SOFR + 2.000%) (c) (d)	56,642	55,987
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 6.575%, 05/05/28 (1-Month USD TERM SOFR + 2.250%) (c) (d) (e)	118,202	118,129
Kestrel Acquisition LLC, 2024 Term Loan B, 7.799%, 11/06/31 (3-Month USD TERM SOFR + 3.500%) (c) (d)	26,034	26,090
KFC Holding Co., 2021 Term Loan B, 6.181%, 03/15/28 (1-Month USD TERM SOFR + 1.750%) (c) (d)	58,208	58,268
Magnite, Inc., 2025 Repriced Term Loan B, 7.299%, 02/06/31 (3-Month USD TERM SOFR + 3.000%) (c) (d)	61,058	60,829
MajorDrive Holdings IV LLC, Term Loan B, 0.000%, 06/01/28 (b) (c) (d) (h)	75,860	68,558
MH Sub I LLC, 2023 Term Loan, 8.575%, 05/03/28 (1-Month USD TERM SOFR + 4.250%) (c) (d)	13,814	13,140
MH Sub I LLC, 2024 Term Loan B4, 8.575%, 12/31/31 (1-Month USD TERM SOFR + 4.250%) (c) (d)	72,764	66,361
Modivcare, Inc.
2024 Term Loan B, 0.043%, 07/01/31 (3-Month USD TERM SOFR + 4.750%) (c) (d)	190,317	142,262
2025 Incremental Term Loan, 12.790%, 01/09/26 (3-Month USD TERM SOFR + 8.500%) (c) (d)	73,690	61,531
Naked Juice LLC
2nd Lien Term Loan, 10.399%, 01/24/30 (3-Month USD TERM SOFR + 6.000%) (c) (d)	38,193	8,593
Term Loan, 7.399%, 01/24/29 (3-Month USD TERM SOFR + 3.000%) (c) (d)	243,734	123,492
NEP Group, Inc., 2023 Term Loan B, 7.825%, 08/19/26 (3-Month USD TERM SOFR + 3.250%) (c) (d)	30,752	28,420
NSM Top Holdings Corp., 2024 Term Loan, 9.649%, 05/14/29 (3-Month USD TERM SOFR + 5.250%) (c) (d)	23,117	23,174
Opal Bidco SAS, USD Term Loan B, 0.000%, 03/31/32 (b) (c) (d) (e) (h)	88,715	88,382
Oregon Tool, Inc., 2025 2nd Lien Term Loan, 8.585%, 10/15/29 (3-Month USD TERM SOFR + 4.000%) (c) (d) (e)	71,385	53,538
Peraton Corp., Term Loan B, 0.000%, 02/01/28 (b) (c) (d) (h)	73,379	65,163
Playa Resorts Holding BV, 2022 Term Loan B, 7.075%, 01/05/29 (1-Month USD TERM SOFR + 2.750%) (c) (d) (e)	23,657	23,606
Potomac Energy Center LLC
2025 Term Loan, 0.000%, 03/14/32 (b) (c) (d) (h)	27,058	26,991
Term Loan, 0.106%, 11/12/26 (3-Month USD TERM SOFR + 6.000%) (c) (d)	27,959	27,820
PUG LLC, 2024 Extended Term Loan B, 9.075%, 03/15/30 (1-Month USD TERM SOFR + 4.750%) (c) (d)	24,438	24,407
Renaissance Holdings Corp., 2024 1st Lien Term Loan, 8.325%, 04/05/30 (1-Month USD TERM SOFR + 4.000%) (c) (d)	53,035	51,993
Research Now Group, Inc., 2024 First Lien First Out Term Loan, 9.585%, 07/15/28 (3-Month USD TERM SOFR + 5.000%) (c) (d)	15,331	15,255
Ryan LLC, Term Loan, 7.825%, 11/14/30 (1-Month USD TERM SOFR + 3.500%) (c) (d)	28,150	27,975
Sabre GLBL, Inc., 2024 Term Loan B1, 10.425%, 11/15/29 (1-Month USD TERM SOFR + 6.000%) (c) (d)	21,137	20,662
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 9.073%, 08/13/31 (3-Month USD TERM SOFR + 4.750%) (c) (d)	72,410	72,531
South Field LLC
2025 Term Loan B, 0.076%, 08/29/31 (3-Month USD TERM SOFR + 3.250%) (c) (d)	27,309	27,252
2025 Term Loan C, 0.076%, 08/29/31 (3-Month USD TERM SOFR + 3.250%) (c) (d)	1,746	1,742
Spin Holdco, Inc., 2021 Term Loan, 8.562%, 03/04/28 (3-Month USD TERM SOFR + 4.000%) (c) (d)	243,038	204,890
Star Parent, Inc., Term Loan B, 8.299%, 09/27/30 (3-Month USD TERM SOFR + 4.000%) (c) (d)	45,275	43,215
TCP Sunbelt Acquisition Co., 2024 Term Loan B, 8.572%, 10/24/31 (3-Month USD TERM SOFR + 4.250%) (c) (d)	44,888	44,775
Telenet Financing USD LLC, 2020 USD Term Loan AR, 6.434%, 04/30/28 (1-Month USD TERM SOFR + 2.000%) (c) (d)	34,447	33,297
TransDigm, Inc., 2024 Term Loan I, 7.049%, 08/24/28 (3-Month USD TERM SOFR + 2.750%) (c) (d)	56,339	56,305
TripAdvisor, Inc., Term Loan, 7.049%, 07/08/31 (3-Month USD TERM SOFR + 2.750%) (c) (d)	41,360	40,533
TruGreen LP, 2020 Term Loan, 8.425%, 11/02/27 (1-Month USD TERM SOFR + 4.000%) (c) (d)	243,020	228,237
Twitter, Inc., Term Loan, 0.110%, 10/26/29 (3-Month USD TERM SOFR + 6.500%) (b) (c) (d)	66,237	65,782
United Natural Foods, Inc., 2024 Term Loan, 9.075%, 05/01/31 (1-Month USD TERM SOFR + 4.750%) (c) (d)	73,892	74,631
Virgin Media Bristol LLC, USD Term Loan N, 6.934%, 01/31/28 (1-Month USD TERM SOFR + 2.500%) (c) (d)	95,714	93,082
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 6.075%, 12/20/30 (1-Month USD TERM SOFR + 1.750%) (c) (d)	57,163	56,961
WEC U.S. Holdings Ltd., 2024 Term Loan, 6.573%, 01/27/31 (1-Month USD TERM SOFR + 2.250%) (c) (d)	42,128	41,684
Xerox Holdings Corp., 2023 Term Loan B, 8.217%, 11/17/29 (1-Month USD TERM SOFR + 4.000%, 3-Month USD TERM SOFR + 4.000%) (c) (d)	54,752	52,220
Zayo Group Holdings, Inc., USD Term Loan, 7.439%, 03/09/27 (1-Month USD TERM SOFR + 3.000%) (c) (d)	193,315	179,622
Total Bank Loans (cost: $6,345,339)		6,054,016

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Foreign Bonds (0.6%)
Brazil Government International Bonds, 6.125%, 03/15/34 (e)	$200,000	$194,318
Costa Rica Government International Bonds, 6.550%, 04/03/34 (e)	200,000	204,800
Hungary Government International Bonds, 2.125%, 09/22/31 (e)	250,000	202,939
Israel Government International Bonds, 5.375%, 02/19/30 (e)	275,000	277,002
Mexico Government International Bonds
2.659%, 05/24/31 (e)	313,000	263,151
4.875%, 05/19/33 (e)	287,000	263,239
Panama Government International Bonds, 2.252%, 09/29/32 (e)	250,000	181,734
Paraguay Government International Bonds, 3.849%, 06/28/33 (e)	200,000	176,024
Republic of South Africa Government International Bonds
4.850%, 09/30/29 (e)	200,000	188,392
5.875%, 06/22/30 (e)	200,000	194,206
Romania Government International Bonds, 3.625%, 03/27/32 (e)	300,000	250,659
Total Foreign Bonds (cost: $2,414,676)		2,396,464
Total long-term debt securities (cost: $485,757,426)		473,925,877

	Shares
Short-Term Securities (3.0%)
Investment Companies (3.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.290%	12,923,201	12,923,201
Total short-term securities (cost: $12,923,201)		12,923,201
Total investments in securities (cost: $498,680,627)		486,849,078
Liabilities in excess of cash and other assets (-13.8%)		(59,033,274)
Total net assets (100.0%)		$427,815,804

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Security is issued on a when-issued or forward commitment basis. As of March 31, 2025 the total cost of investments issued on a when-issued or forward commitment basis was $79,286,941.
(c)	Variable rate security.
(d)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(e)	Foreign security: the Fund held 2.4% of net assets in foreign securities at March 31, 2025.
(f)	This security is fair valued by Securian AM, as the Valuation Designee, in accordance with procedures approved by the Board of Trustees of Securian Funds Trust and in accordance with Provisions of the Investment Company Act of 1940, as amended.
(g)	This security has been determined to be illiquid pursuant to the procedures of the Funds' Liquidity Risk Management Program.
(h)	Unsettled security, coupon rate undetermined at March 31, 2025.

Foreign Forward Currency Contracts
On March 31, 2025, SFT Core Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
04/11/25	1,831,383	USD	1,694,000	EUR	$—	$(658)	GSI
04/11/25	1,694,000	EUR	1,736,142	USD	—	(94,583)	GSI
07/11/25	1,694,000	EUR	1,840,929	USD	695	—	GSI
					$695	$(95,241)

Currency Legend
EUR	Euro
USD	United States Dollar

Counterparty Legend
GSI	Goldman Sachs International

Holdings of Open Futures Contracts

On March 31, 2025, $930,000 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
2 Year U.S. Treasury Note	June 2025	531	Long	$109,498,522	$110,008,266	$509,744
5 Year U.S. Treasury Note	June 2025	200	Long	21,328,066	21,631,250	303,184
10 Year U.S. Ultra	June 2025	51	Short	(5,738,307)	(5,820,375)	(82,068)
					$125,819,141	$730,860

See accompanying notes to investments in securities.

SFT Equity Stabilization Fund

Investments in Securities

March 31, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (88.9%)
Investment Companies (88.9%)
iShares Core High Dividend ETF (b)	443,802	$53,753,298
iShares MSCI EAFE Minimum Volatility Factor ETF (b)	803,519	62,610,201
iShares MSCI Emerging Markets Minimum Volatility Factor ETF (b)	242,456	14,144,883
iShares MSCI Germany ETF (b)	272,291	10,096,550
iShares MSCI USA Minimum Volatility Factor ETF (b) (c)	1,025,287	96,028,381
iShares Short Duration Bond Active ETF (b)	318,620	16,208,199
Total mutual funds (cost: $179,610,146)		252,841,512

Short-Term Securities (8.4%)
Investment Companies (8.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.290%	23,811,017	23,811,017
Total investments excluding purchased options (cost: $203,421,163)		276,652,529
Total purchased options outstanding (0.1%) (cost: $252,923)		231,950
Total investments in securities (cost: $203,674,086)		276,884,479
Cash and other assets in excess of liabilities (2.6%)		7,382,687
Total net assets (100.0%)		$284,267,166

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Reports and other information about these investment companies are available in the EDGAR database on the SEC's website at www.sec.gov.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2025, securities with an aggregate market value of $16,484,160 and cash collateral of $500,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2025	66	Long	$18,807,277	$18,655,725	$(151,552)

Put Options Purchased:
The Fund had the following put options purchased open at March 31, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,420	May 2025	25	$2,500	$231,950

Put Options Written:
The Fund had the following put options written open at March 31, 2025:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,910	May 2025	25	$2,500	$(68,725)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities

March 31, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.9%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc. (b)	16,754	$600,798
Iridium Communications, Inc.	8,266	225,827
		826,625
Entertainment (0.1%)
Warner Music Group Corp. Class A	11,011	345,195

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc. (b)	20,506	205,060

Media (0.6%)
EchoStar Corp. Class A (b)	9,176	234,722
New York Times Co. Class A	12,335	611,816
Nexstar Media Group, Inc.	2,204	395,001
		1,241,539
Consumer Discretionary (12.9%)
Automobile Components (0.8%)
Autoliv, Inc.	5,377	475,596
Gentex Corp.	17,193	400,597
Goodyear Tire & Rubber Co. (b)	21,643	199,981
Lear Corp.	4,108	362,408
Visteon Corp. (b)	2,097	162,769
		1,601,351
Automobiles (0.2%)
Harley-Davidson, Inc.	8,663	218,741
Thor Industries, Inc.	4,014	304,301
		523,042
Broadline Retail (0.5%)
Macy's, Inc.	21,086	264,840
Nordstrom, Inc.	7,324	179,072
Ollie's Bargain Outlet Holdings, Inc. (b)	4,637	539,561
		983,473
Diversified Consumer Services (1.4%)
Duolingo, Inc. (b)	2,944	914,230
Graham Holdings Co. Class B	277	266,158
Grand Canyon Education, Inc. (b)	2,225	384,969
H&R Block, Inc.	10,165	558,160
Service Corp. International	10,933	876,827
		3,000,344
Hotels, Restaurants & Leisure (3.3%)
Aramark	20,134	695,026
Boyd Gaming Corp.	5,011	329,874
Cava Group, Inc. (b)	6,188	534,705
Choice Hotels International, Inc.	1,662	220,680
Churchill Downs, Inc.	5,556	617,105
Hilton Grand Vacations, Inc. (b)	4,690	175,453
Hyatt Hotels Corp. Class A	3,197	391,632
Light & Wonder, Inc. (b)	6,675	578,122
Marriott Vacations Worldwide Corp.	2,372	152,377
Planet Fitness, Inc. Class A (b)	6,363	614,729
Texas Roadhouse, Inc.	5,043	840,315
Travel & Leisure Co.	5,171	239,366
Vail Resorts, Inc.	2,826	452,216
Wendy's Co.	12,944	189,371
Wingstop, Inc.	2,208	498,081
Wyndham Hotels & Resorts, Inc.	5,880	532,199
		7,061,251
Household Durables (1.6%)
KB Home	5,224	303,619
Somnigroup International, Inc.	14,523	869,637

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Taylor Morrison Home Corp. (b)	7,822	$469,633
Toll Brothers, Inc.	7,633	805,969
TopBuild Corp. (b)	2,217	676,074
Whirlpool Corp.	4,157	374,670
		3,499,602
Leisure Products (0.5%)
Brunswick Corp.	4,988	268,604
Mattel, Inc. (b)	25,587	497,156
Polaris, Inc.	3,963	162,245
YETI Holdings, Inc. (b)	6,412	212,237
		1,140,242
Specialty Retail (3.6%)
Abercrombie & Fitch Co. Class A (b)	3,861	294,865
AutoNation, Inc. (b)	1,959	317,201
Bath & Body Works, Inc.	16,449	498,734
Burlington Stores, Inc. (b)	4,761	1,134,689
Chewy, Inc. Class A (b)	12,490	406,050
Dick's Sporting Goods, Inc.	4,373	881,422
Five Below, Inc. (b)	4,158	311,538
Floor & Decor Holdings, Inc. Class A (b)	8,106	652,290
GameStop Corp. Class A (b)	30,879	689,219
Gap, Inc.	16,898	348,268
Lithia Motors, Inc.	2,079	610,270
Murphy USA, Inc.	1,450	681,224
Penske Automotive Group, Inc.	1,447	208,339
RH (b)	1,209	283,402
Valvoline, Inc. (b)	9,642	335,638
		7,653,149
Textiles, Apparel & Luxury Goods (1.0%)
Capri Holdings Ltd. (b) (c)	8,912	175,834
Columbia Sportswear Co.	2,421	183,246
Crocs, Inc. (b)	4,257	452,093
PVH Corp.	4,219	272,716
Skechers USA, Inc. Class A (b)	9,948	564,847
Under Armour, Inc. Class A (b)	14,274	89,213
Under Armour, Inc. Class C (b)	9,701	57,721
VF Corp.	25,149	390,312
		2,185,982
Consumer Staples (5.3%)
Beverages (0.6%)
Boston Beer Co., Inc. Class A (b)	685	163,605
Celsius Holdings, Inc. (b)	11,904	424,021
Coca-Cola Consolidated, Inc.	474	639,900
		1,227,526
Consumer Staples Distribution & Retail (3.2%)
Albertsons Cos., Inc. Class A	30,802	677,336
BJ's Wholesale Club Holdings, Inc. (b)	10,023	1,143,624
Casey's General Stores, Inc.	2,885	1,252,205
Maplebear, Inc. (b)	12,257	488,932
Performance Food Group Co. (b)	11,878	933,967
Sprouts Farmers Market, Inc. (b)	7,559	1,153,806
U.S. Foods Holding Corp. (b)	17,497	1,145,354
		6,795,224
Food Products (1.0%)
Darling Ingredients, Inc. (b)	12,023	375,598
Flowers Foods, Inc.	14,806	281,462
Ingredion, Inc.	4,925	665,909
Lancaster Colony Corp.	1,497	261,975
Pilgrim's Pride Corp. (b)	3,009	164,021
Post Holdings, Inc. (b)	3,475	404,351
		2,153,316
Personal Care Products (0.5%)
BellRing Brands, Inc. (b)	9,670	720,028
Coty, Inc. Class A (b)	27,815	152,148

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

elf Beauty, Inc. (b)	4,227	$265,414
		1,137,590
Energy (4.0%)
Energy Equipment & Services (0.6%)
ChampionX Corp.	14,401	429,150
NOV, Inc.	28,922	440,193
Valaris Ltd. (b) (c)	4,946	194,180
Weatherford International PLC (c)	5,492	294,096
		1,357,619
Oil, Gas & Consumable Fuels (3.4%)
Antero Midstream Corp.	25,371	456,678
Antero Resources Corp. (b)	22,215	898,375
Chord Energy Corp.	4,621	520,879
Civitas Resources, Inc.	6,712	234,182
CNX Resources Corp. (b)	11,284	355,220
DT Midstream, Inc.	7,695	742,414
HF Sinclair Corp.	12,090	397,519
Matador Resources Co.	8,772	448,161
Murphy Oil Corp.	10,363	294,309
Ovintiv, Inc.	19,680	842,304
PBF Energy, Inc. Class A	7,397	141,209
Permian Resources Corp.	48,583	672,875
Range Resources Corp.	18,242	728,403
Viper Energy, Inc.	9,973	450,281
		7,182,809
Financial (18.2%)
Banks (6.6%)
Associated Banc-Corp.	12,450	280,498
Bank OZK	7,976	346,557
Cadence Bank	13,938	423,158
Columbia Banking System, Inc.	15,840	395,050
Comerica, Inc.	9,942	587,175
Commerce Bancshares, Inc.	9,262	576,374
Cullen/Frost Bankers, Inc.	4,848	606,970
East West Bancorp, Inc.	10,480	940,685
First Financial Bankshares, Inc.	9,723	349,250
First Horizon Corp.	39,797	772,858
Flagstar Financial, Inc.	23,015	267,434
FNB Corp.	27,312	367,346
Glacier Bancorp, Inc.	8,572	379,054
Hancock Whitney Corp.	6,506	341,240
Home BancShares, Inc.	13,976	395,102
International Bancshares Corp.	4,019	253,438
Old National Bancorp	24,226	513,349
Pinnacle Financial Partners, Inc.	5,785	613,441
Prosperity Bancshares, Inc.	7,201	513,935
SouthState Corp.	7,434	690,024
Synovus Financial Corp.	10,709	500,539
Texas Capital Bancshares, Inc. (b)	3,492	260,852
UMB Financial Corp.	5,149	520,564
United Bankshares, Inc.	10,842	375,892
Valley National Bancorp	36,073	320,689
Webster Financial Corp.	12,958	667,985
Western Alliance Bancorp	8,245	633,463
Wintrust Financial Corp.	5,098	573,321
Zions Bancorp NA	11,166	556,737
		14,022,980
Capital Markets (3.4%)
Affiliated Managers Group, Inc.	2,218	372,691
Carlyle Group, Inc.	15,953	695,391
Evercore, Inc. Class A	2,752	549,629
Federated Hermes, Inc.	5,890	240,135
Hamilton Lane, Inc. Class A	3,292	489,422
Houlihan Lokey, Inc.	4,151	670,386
Interactive Brokers Group, Inc. Class A	8,331	1,379,530
Janus Henderson Group PLC (c)	9,615	347,582
Jefferies Financial Group, Inc.	12,372	662,768

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Morningstar, Inc.	2,080	$623,730
SEI Investments Co.	7,306	567,165
Stifel Financial Corp.	7,737	729,290
		7,327,719
Consumer Finance (0.7%)
Ally Financial, Inc.	20,874	761,275
FirstCash Holdings, Inc.	2,932	352,778
SLM Corp.	15,951	468,481
		1,582,534
Financial Services (1.9%)
Equitable Holdings, Inc.	23,536	1,225,990
Essent Group Ltd. (c)	7,929	457,662
Euronet Worldwide, Inc. (b)	3,121	333,479
MGIC Investment Corp.	18,869	467,574
Shift4 Payments, Inc. Class A (b)	5,190	424,075
Voya Financial, Inc.	7,273	492,818
Western Union Co.	25,663	271,515
WEX, Inc. (b)	2,657	417,202
		4,090,315
Insurance (4.9%)
American Financial Group, Inc.	5,456	716,591
Brighthouse Financial, Inc. (b)	4,387	254,402
CNO Financial Group, Inc.	7,702	320,788
Fidelity National Financial, Inc.	19,752	1,285,460
First American Financial Corp.	7,786	510,995
Hanover Insurance Group, Inc.	2,728	474,536
Kemper Corp.	4,551	304,235
Kinsale Capital Group, Inc.	1,720	837,141
Old Republic International Corp.	17,635	691,645
Primerica, Inc.	2,523	717,869
Reinsurance Group of America, Inc.	4,979	980,365
RenaissanceRe Holdings Ltd. (c)	3,741	897,840
RLI Corp.	6,334	508,810
Ryan Specialty Holdings, Inc.	8,080	596,870
Selective Insurance Group, Inc.	4,595	420,626
Unum Group	12,479	1,016,539
		10,534,712
Mortgage REITs (0.7%)
Annaly Capital Management, Inc.	43,925	892,117
Starwood Property Trust, Inc.	24,326	480,925
		1,373,042
Health Care (8.8%)
Biotechnology (2.5%)
BioMarin Pharmaceutical, Inc. (b)	14,407	1,018,431
Cytokinetics, Inc. (b)	8,921	358,535
Exelixis, Inc. (b)	21,256	784,772
Halozyme Therapeutics, Inc. (b)	9,618	613,725
Neurocrine Biosciences, Inc. (b)	7,554	835,472
Roivant Sciences Ltd. (b) (c)	31,974	322,618
Sarepta Therapeutics, Inc. (b)	7,221	460,844
United Therapeutics Corp. (b)	3,438	1,059,832
		5,454,229
Health Care Equipment & Supplies (1.6%)
Dentsply Sirona, Inc.	15,027	224,503
Envista Holdings Corp. (b)	13,010	224,553
Globus Medical, Inc. Class A (b)	8,598	629,373
Haemonetics Corp. (b)	3,795	241,172
Lantheus Holdings, Inc. (b)	5,256	512,986
LivaNova PLC (b) (c)	4,063	159,595
Masimo Corp. (b)	3,433	571,938
Penumbra, Inc. (b)	2,901	775,756
		3,339,876
Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc. (b)	7,021	212,877
Amedisys, Inc. (b)	2,464	228,240

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Chemed Corp.	1,171	$720,540
Encompass Health Corp.	7,616	771,348
Ensign Group, Inc.	4,301	556,549
HealthEquity, Inc. (b)	6,601	583,330
Hims & Hers Health, Inc. (b)	14,520	429,066
Option Care Health, Inc. (b)	12,865	449,632
Tenet Healthcare Corp. (b)	7,189	966,921
		4,918,503
Health Care Technology (0.3%)
Doximity, Inc. Class A (b)	10,139	588,366

Life Sciences Tools & Services (1.7%)
Avantor, Inc. (b)	51,713	838,268
Bio-Rad Laboratories, Inc. Class A (b)	1,489	362,661
Bruker Corp.	8,366	349,197
Illumina, Inc. (b)	11,989	951,207
Medpace Holdings, Inc. (b)	1,977	602,372
Repligen Corp. (b)	3,937	500,944
Sotera Health Co. (b)	11,562	134,813
		3,739,462
Pharmaceuticals (0.4%)
Jazz Pharmaceuticals PLC (b) (c)	4,570	567,365
Perrigo Co. PLC (c)	10,313	289,177
		856,542
Industrials (20.3%)
Aerospace & Defense (1.3%)
BWX Technologies, Inc.	6,913	681,967
Curtiss-Wright Corp.	2,844	902,316
Hexcel Corp.	6,123	335,296
Woodward, Inc.	4,510	823,030
		2,742,609
Air Freight & Logistics (0.2%)
GXO Logistics, Inc. (b)	9,032	352,971

Building Products (2.4%)
AAON, Inc.	5,100	398,463
Advanced Drainage Systems, Inc.	5,334	579,539
Carlisle Cos., Inc.	3,417	1,163,488
Fortune Brands Innovations, Inc.	9,391	571,724
Owens Corning	6,485	926,188
Simpson Manufacturing Co., Inc.	3,262	512,395
Trex Co., Inc. (b)	8,099	470,552
UFP Industries, Inc.	4,590	491,314
		5,113,663
Commercial Services & Supplies (1.6%)
Brink's Co.	3,299	284,242
Clean Harbors, Inc. (b)	3,901	768,887
MSA Safety, Inc.	2,960	434,203
RB Global, Inc. (c)	14,041	1,408,312
Tetra Tech, Inc.	20,357	595,442
		3,491,086
Construction & Engineering (2.1%)
AECOM	10,035	930,546
Comfort Systems USA, Inc.	2,682	864,489
EMCOR Group, Inc.	3,578	1,322,536
Fluor Corp. (b)	12,966	464,442
MasTec, Inc. (b)	4,719	550,754
Valmont Industries, Inc.	1,511	431,194
		4,563,961
Electrical Equipment (1.3%)
Acuity, Inc.	2,311	608,602
EnerSys	2,976	272,542
NEXTracker, Inc. Class A (b)	10,858	457,556
nVent Electric PLC (c)	12,459	653,101
Regal Rexnord Corp.	5,006	569,933

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Sensata Technologies Holding PLC (c)	11,306	$274,397
		2,836,131
Ground Transportation (1.5%)
Avis Budget Group, Inc. (b)	1,259	95,558
Knight-Swift Transportation Holdings, Inc.	12,238	532,231
Landstar System, Inc.	2,744	412,149
Ryder System, Inc.	3,197	459,760
Saia, Inc. (b)	2,067	722,272
XPO, Inc. (b)	8,904	957,892
		3,179,862
Machinery (4.9%)
AGCO Corp.	4,683	433,505
Chart Industries, Inc. (b)	3,253	469,603
CNH Industrial NV (c)	66,401	815,404
Crane Co.	3,677	563,243
Donaldson Co., Inc.	9,052	607,027
Esab Corp.	4,295	500,368
Flowserve Corp.	9,931	485,030
Graco, Inc.	12,764	1,065,922
ITT, Inc.	6,161	795,755
Lincoln Electric Holdings, Inc.	4,266	806,957
Middleby Corp. (b)	4,066	617,951
Mueller Industries, Inc.	8,598	654,652
Oshkosh Corp.	4,918	462,685
RBC Bearings, Inc. (b)	2,361	759,699
Terex Corp.	4,949	186,973
Timken Co.	4,823	346,629
Toro Co.	7,642	555,955
Watts Water Technologies, Inc. Class A	2,119	432,106
		10,559,464
Marine Transportation (0.2%)
Kirby Corp. (b)	4,339	438,282

Passenger Airlines (0.5%)
Alaska Air Group, Inc. (b)	9,347	460,059
American Airlines Group, Inc. (b)	49,941	526,878
		986,937
Professional Services (2.5%)
CACI International, Inc. Class A (b)	1,731	635,138
Concentrix Corp.	3,490	194,184
ExlService Holdings, Inc. (b)	12,162	574,168
Exponent, Inc.	3,806	308,514
FTI Consulting, Inc. (b)	2,664	437,109
Genpact Ltd. (c)	12,166	612,923
Insperity, Inc.	2,669	238,155
KBR, Inc.	10,072	501,686
ManpowerGroup, Inc.	3,548	205,358
Maximus, Inc.	4,298	293,081
Parsons Corp. (b)	3,532	209,130
Paylocity Holding Corp. (b)	3,355	628,526
Science Applications International Corp.	3,743	420,227
		5,258,199
Trading Companies & Distributors (1.8%)
Applied Industrial Technologies, Inc.	2,979	671,288
Core & Main, Inc. Class A (b)	14,444	697,790
GATX Corp.	2,698	418,918
MSC Industrial Direct Co., Inc. Class A	3,381	262,602
Watsco, Inc.	2,706	1,375,460
WESCO International, Inc.	3,371	523,516
		3,949,574
Information Technology (9.6%)
Communications Equipment (0.5%)
Ciena Corp. (b)	10,793	652,221
Lumentum Holdings, Inc. (b)	5,255	327,597
		979,818

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Electronic Equipment, Instruments & Components (2.6%)
Arrow Electronics, Inc. (b)	3,975	$412,724
Avnet, Inc.	6,472	311,238
Belden, Inc.	3,044	305,161
Cognex Corp.	12,866	383,793
Coherent Corp. (b)	11,692	759,278
Crane NXT Co.	3,689	189,615
Fabrinet (b) (c)	2,711	535,450
Flex Ltd. (b) (c)	29,096	962,496
IPG Photonics Corp. (b)	1,927	121,671
Littelfuse, Inc.	1,876	369,084
Novanta, Inc. (b) (c)	2,732	349,341
TD SYNNEX Corp.	5,724	595,067
Vontier Corp.	11,254	369,694
		5,664,612
IT Services (0.4%)
ASGN, Inc. (b)	3,341	210,550
Kyndryl Holdings, Inc. (b)	17,672	554,901
		765,451
Semiconductors & Semiconductor Equipment (2.4%)
Allegro MicroSystems, Inc. (b)	9,875	248,159
Amkor Technology, Inc.	8,576	154,883
Cirrus Logic, Inc. (b)	4,017	400,314
Entegris, Inc.	11,433	1,000,159
Lattice Semiconductor Corp. (b)	10,430	547,053
MACOM Technology Solutions Holdings, Inc. (b)	4,517	453,416
MKS Instruments, Inc.	5,087	407,723
Onto Innovation, Inc. (b)	3,730	452,598
Power Integrations, Inc.	4,298	217,049
Rambus, Inc. (b)	8,056	417,099
Silicon Laboratories, Inc. (b)	2,498	281,200
Synaptics, Inc. (b)	2,947	187,783
Universal Display Corp.	3,381	471,582
		5,239,018
Software (3.2%)
Appfolio, Inc. Class A (b)	1,789	393,401
Bill Holdings, Inc. (b)	7,098	325,727
Blackbaud, Inc. (b)	2,963	183,854
Commvault Systems, Inc. (b)	3,405	537,173
Docusign, Inc. (b)	15,344	1,249,002
Dolby Laboratories, Inc. Class A	4,648	373,281
Dropbox, Inc. Class A (b)	16,438	439,059
Dynatrace, Inc. (b)	22,735	1,071,955
Guidewire Software, Inc. (b)	6,321	1,184,302
Manhattan Associates, Inc. (b)	4,617	798,926
Qualys, Inc. (b)	2,809	353,737
		6,910,417
Technology Hardware Storage & Peripherals (0.5%)
Pure Storage, Inc. Class A (b)	23,534	1,041,850

Materials (6.4%)
Chemicals (1.6%)
Ashland, Inc.	3,583	212,436
Avient Corp.	6,906	256,627
Axalta Coating Systems Ltd. (b) (c)	16,485	546,807
Cabot Corp.	4,144	344,532
NewMarket Corp.	628	355,731
Olin Corp.	8,714	211,227
RPM International, Inc.	9,729	1,125,451
Scotts Miracle-Gro Co.	3,219	176,691
Westlake Corp.	2,503	250,375
		3,479,877
Construction Materials (0.5%)
Eagle Materials, Inc.	2,514	557,932
Knife River Corp. (b)	4,279	386,009
		943,941

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Containers & Packaging (1.6%)
AptarGroup, Inc.	5,030	$746,351
Berry Global Group, Inc.	8,795	613,979
Crown Holdings, Inc.	8,834	788,523
Graphic Packaging Holding Co.	22,800	591,888
Greif, Inc. Class A	1,925	105,856
Silgan Holdings, Inc.	6,135	313,621
Sonoco Products Co.	7,428	350,899
		3,511,117
Metals & Mining (2.5%)
Alcoa Corp.	19,531	595,696
ATI, Inc. (b)	10,833	563,641
Carpenter Technology Corp.	3,768	682,686
Cleveland-Cliffs, Inc. (b)	36,764	302,200
Commercial Metals Co.	8,611	396,192
Reliance, Inc.	4,191	1,210,151
Royal Gold, Inc.	4,971	812,808
U.S. Steel Corp.	17,022	719,350
		5,282,724
Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	4,725	434,605

Real Estate (7.2%)
Diversified REITs (0.5%)
WP Carey, Inc.	16,544	1,044,092

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc.	26,915	454,864
Omega Healthcare Investors, Inc.	21,405	815,102
Sabra Health Care REIT, Inc.	17,885	312,451
		1,582,417
Hotels & Resort REITs (0.1%)
Park Hotels & Resorts, Inc.	15,603	166,640

Industrial REITs (1.1%)
EastGroup Properties, Inc.	3,945	694,912
First Industrial Realty Trust, Inc.	10,005	539,870
Rexford Industrial Realty, Inc.	17,282	676,590
STAG Industrial, Inc.	14,169	511,784
		2,423,156
Office REITs (0.6%)
COPT Defense Properties	8,502	231,849
Cousins Properties, Inc.	12,678	374,001
Kilroy Realty Corp.	8,031	263,096
Vornado Realty Trust	12,539	463,818
		1,332,764
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (b)	3,587	889,253

Residential REITs (1.1%)
American Homes 4 Rent Class A	24,093	910,956
Equity LifeStyle Properties, Inc.	14,510	967,817
Independence Realty Trust, Inc.	17,503	371,589
		2,250,362
Retail REITs (1.0%)
Agree Realty Corp.	8,129	627,478
Brixmor Property Group, Inc.	23,235	616,889
Kite Realty Group Trust	16,606	371,476
NNN REIT, Inc.	14,176	604,607
		2,220,450
Specialized REITs (1.7%)
CubeSmart	17,096	730,170
EPR Properties	5,725	301,192
Gaming & Leisure Properties, Inc.	20,743	1,055,819
Lamar Advertising Co. Class A	6,647	756,296
National Storage Affiliates Trust	5,302	208,899
PotlatchDeltic Corp.	5,418	244,460

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Rayonier, Inc.	10,603	$295,611
		3,592,447
Utilities (3.0%)
Electric Utilities (1.0%)
ALLETE, Inc.	4,361	286,518
IDACORP, Inc.	4,027	468,018
OGE Energy Corp.	15,191	698,178
Portland General Electric Co.	8,304	370,358
TXNM Energy, Inc.	6,818	364,627
		2,187,699
Gas Utilities (1.2%)
National Fuel Gas Co.	6,906	546,886
New Jersey Resources Corp.	7,616	373,641
ONE Gas, Inc.	4,283	323,752
Southwest Gas Holdings, Inc.	4,555	327,049
Spire, Inc.	4,431	346,726
UGI Corp.	16,230	536,726
		2,454,780
Independent Power And Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	4,354	308,133

Multi-Utilities (0.3%)
Black Hills Corp.	5,384	326,540
Northwestern Energy Group, Inc.	4,635	268,227
		594,767
Water Utilities (0.4%)
Essential Utilities, Inc.	19,099	754,983
Total common stocks (cost: $154,722,672)		207,477,331

Mutual Funds (0.1%)
Investment Companies (0.1%)
SPDR Portfolio S&P 400 Mid Cap ETF (d)	3,700	189,366
Total mutual funds (cost: $195,813)		189,366

Short-Term Securities (2.9%)
Investment Companies (2.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.290%	5,257,047	5,257,047

	Principal
U.S. Government Agencies and Obligations (0.4%)
U.S. Treasury Notes, current rate 3.875%, 04/30/25 (e)	1,000,000	999,570
Total short-term securities (cost: $6,256,066)		6,256,617
Total investments in securities (cost: $161,174,551)		213,923,314
Cash and other assets in excess of liabilities (0.1%)		107,375
Total net assets (100.0%)		$214,030,689

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: the Fund held 4.6% of net assets in foreign securities at March 31, 2025.
(d)	Reports and other information about these investment companies are available in the EDGAR database on the SEC’s website at www.sec.gov.
(e)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2025, securities with an aggregate market value of $999,570 has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	June 2025	21	Long	$6,166,967	$6,171,060	$4,093

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities

March 31, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.3%)
Communication Services (8.9%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	203,276	$5,748,645
Verizon Communications, Inc.	119,213	5,407,502
		11,156,147
Entertainment (1.4%)
Electronic Arts, Inc.	6,668	963,659
Live Nation Entertainment, Inc. (b)	4,409	575,727
Netflix, Inc. (b)	12,116	11,298,534
Take-Two Interactive Software, Inc. (b)	4,604	954,179
TKO Group Holdings, Inc.	1,885	288,047
Walt Disney Co.	51,194	5,052,848
Warner Bros Discovery, Inc. (b)	63,174	677,857
		19,810,851
Interactive Media & Services (5.9%)
Alphabet, Inc. Class A	165,183	25,543,899
Alphabet, Inc. Class C	133,874	20,915,135
Match Group, Inc.	7,043	219,742
Meta Platforms, Inc. Class A	62,015	35,742,965
		82,421,741
Media (0.5%)
Charter Communications, Inc. Class A (b)	2,717	1,001,296
Comcast Corp. Class A	106,806	3,941,141
Fox Corp. Class A	6,103	345,430
Fox Corp. Class B	3,651	192,444
Interpublic Group of Cos., Inc.	10,458	284,039
News Corp. Class A	10,639	289,594
News Corp. Class B	3,093	93,934
Omnicom Group, Inc.	5,564	461,311
Paramount Global Class B	16,763	200,486
		6,809,675
Wireless Telecommunication Services (0.3%)
T-Mobile U.S., Inc.	13,580	3,621,922

Consumer Discretionary (9.9%)
Automobile Components (0.0%)
Aptiv PLC (b) (c)	6,493	386,333

Automobiles (1.6%)
Ford Motor Co.	110,233	1,105,637
General Motors Co.	28,177	1,325,165
Tesla, Inc. (b)	79,258	20,540,503
		22,971,305
Broadline Retail (3.7%)
Amazon.com, Inc. (b)	267,101	50,818,636
eBay, Inc.	13,476	912,730
		51,731,366
Distributors (0.1%)
Genuine Parts Co.	3,940	469,412
LKQ Corp.	7,292	310,202
Pool Corp.	1,070	340,634
		1,120,248
Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc. Class A (b)	12,269	1,465,655
Booking Holdings, Inc.	938	4,321,282
Caesars Entertainment, Inc. (b)	5,934	148,350
Carnival Corp. (b) (c)	29,671	579,475
Chipotle Mexican Grill, Inc. (b)	38,381	1,927,110
Darden Restaurants, Inc.	3,338	693,503
Domino's Pizza, Inc.	970	445,666
DoorDash, Inc. Class A (b)	9,607	1,755,871

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Expedia Group, Inc.	3,506	$589,359
Hilton Worldwide Holdings, Inc.	6,814	1,550,526
Las Vegas Sands Corp.	9,731	375,909
Marriott International, Inc. Class A	6,470	1,541,154
McDonald's Corp.	20,312	6,344,859
MGM Resorts International (b)	6,247	185,161
Norwegian Cruise Line Holdings Ltd. (b) (c)	12,363	234,402
Royal Caribbean Cruises Ltd. (c)	7,039	1,446,092
Starbucks Corp.	32,127	3,151,337
Wynn Resorts Ltd.	2,522	210,587
Yum! Brands, Inc.	7,916	1,245,662
		28,211,960
Household Durables (0.3%)
DR Horton, Inc.	8,031	1,020,981
Garmin Ltd. (c)	4,329	939,956
Lennar Corp. Class A	6,599	757,433
Mohawk Industries, Inc. (b)	1,413	161,336
NVR, Inc. (b)	87	630,262
PulteGroup, Inc.	5,642	579,998
		4,089,966
Leisure Products (0.0%)
Hasbro, Inc.	3,650	224,438

Specialty Retail (1.9%)
AutoZone, Inc. (b)	481	1,833,947
Best Buy Co., Inc.	5,454	401,469
CarMax, Inc. (b)	4,291	334,355
Home Depot, Inc.	28,154	10,318,160
Lowe's Cos., Inc.	15,979	3,726,782
O'Reilly Automotive, Inc. (b)	1,633	2,339,403
Ross Stores, Inc.	9,303	1,188,830
TJX Cos., Inc.	31,834	3,877,381
Tractor Supply Co.	15,041	828,759
Ulta Beauty, Inc. (b)	1,378	505,092
Williams-Sonoma, Inc.	3,486	551,137
		25,905,315
Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp. (b)	4,292	479,889
Lululemon Athletica, Inc. (b)	3,169	897,017
NIKE, Inc. Class B	33,451	2,123,470
Ralph Lauren Corp.	1,133	250,098
Tapestry, Inc.	5,862	412,743
		4,163,217
Consumer Staples (5.8%)
Beverages (1.2%)
Brown-Forman Corp. Class B	5,062	171,804
Coca-Cola Co.	109,644	7,852,703
Constellation Brands, Inc. Class A	4,411	809,507
Keurig Dr. Pepper, Inc.	33,778	1,155,883
Molson Coors Beverage Co. Class B	4,850	295,220
Monster Beverage Corp. (b)	19,746	1,155,536
PepsiCo, Inc.	38,787	5,815,723
		17,256,376
Consumer Staples Distribution & Retail (2.0%)
Costco Wholesale Corp.	12,559	11,878,051
Dollar General Corp.	6,143	540,154
Dollar Tree, Inc. (b)	5,628	422,494
Kroger Co.	18,765	1,270,203
Sysco Corp.	13,823	1,037,278
Target Corp.	12,957	1,352,192
Walgreens Boots Alliance, Inc.	20,240	226,081
Walmart, Inc.	122,847	10,784,738
		27,511,191
Food Products (0.6%)
Archer-Daniels-Midland Co.	13,452	645,830
Bunge Global SA (c)	3,779	288,791

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Campbell's Co.	5,489	$219,121
Conagra Brands, Inc.	13,427	358,098
General Mills, Inc.	15,610	933,322
Hershey Co.	4,157	710,972
Hormel Foods Corp.	8,237	254,853
J.M. Smucker Co.	3,015	357,006
Kellanova	7,520	620,325
Kraft Heinz Co.	24,703	751,712
Lamb Weston Holdings, Inc.	3,941	210,055
McCormick & Co., Inc.	7,148	588,352
Mondelez International, Inc. Class A	36,630	2,485,345
Tyson Foods, Inc. Class A	8,102	516,989
		8,940,771
Household Products (1.2%)
Church & Dwight Co., Inc.	6,944	764,465
Clorox Co.	3,420	503,595
Colgate-Palmolive Co.	22,981	2,153,320
Kimberly-Clark Corp.	9,354	1,330,326
Procter & Gamble Co.	66,403	11,316,399
		16,068,105
Personal Care Products (0.1%)
Estee Lauder Cos., Inc. Class A	6,631	437,646
Kenvue, Inc.	54,242	1,300,723
		1,738,369
Tobacco (0.7%)
Altria Group, Inc.	47,937	2,877,179
Philip Morris International, Inc.	43,970	6,979,358
		9,856,537
Energy (3.5%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	27,947	1,228,270
Halliburton Co.	24,583	623,671
Schlumberger NV (c)	39,670	1,658,206
		3,510,147
Oil, Gas & Consumable Fuels (3.3%)
APA Corp.	10,385	218,293
Chevron Corp.	47,271	7,907,965
ConocoPhillips	36,130	3,794,373
Coterra Energy, Inc.	20,778	600,484
Devon Energy Corp.	18,519	692,611
Diamondback Energy, Inc.	5,296	846,724
EOG Resources, Inc.	15,942	2,044,402
EQT Corp.	16,812	898,265
Expand Energy Corp.	5,955	662,911
Exxon Mobil Corp.	123,271	14,660,620
Hess Corp.	7,833	1,251,165
Kinder Morgan, Inc.	54,683	1,560,106
Marathon Petroleum Corp.	8,915	1,298,826
Occidental Petroleum Corp.	19,049	940,259
ONEOK, Inc.	17,483	1,734,663
Phillips 66	11,705	1,445,333
Targa Resources Corp.	6,180	1,238,905
Texas Pacific Land Corp.	531	703,570
Valero Energy Corp.	8,980	1,185,989
Williams Cos., Inc.	34,451	2,058,792
		45,744,256
Financial (14.1%)
Banks (3.3%)
Bank of America Corp.	187,510	7,824,792
Citigroup, Inc.	53,156	3,773,544
Citizens Financial Group, Inc.	12,379	507,168
Fifth Third Bancorp	18,905	741,076
Huntington Bancshares, Inc.	41,078	616,581
JPMorgan Chase & Co.	79,182	19,423,344
KeyCorp	28,208	451,046
M&T Bank Corp.	4,729	845,309

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

PNC Financial Services Group, Inc.	11,246	$1,976,709
Regions Financial Corp.	25,660	557,592
Truist Financial Corp.	37,265	1,533,455
U.S. Bancorp	44,117	1,862,620
Wells Fargo & Co.	93,137	6,686,305
		46,799,541
Capital Markets (3.1%)
Ameriprise Financial, Inc.	2,755	1,333,723
Bank of New York Mellon Corp.	20,323	1,704,490
Blackrock, Inc.	4,126	3,905,177
Blackstone, Inc.	20,727	2,897,220
Cboe Global Markets, Inc.	2,954	668,461
Charles Schwab Corp.	48,248	3,776,853
CME Group, Inc.	10,238	2,716,039
FactSet Research Systems, Inc.	1,121	509,651
Franklin Resources, Inc.	8,757	168,572
Goldman Sachs Group, Inc.	8,898	4,860,888
Intercontinental Exchange, Inc.	16,274	2,807,265
Invesco Ltd. (c)	12,638	191,718
KKR & Co., Inc.	19,033	2,200,405
MarketAxess Holdings, Inc.	1,069	231,278
Moody's Corp.	4,407	2,052,296
Morgan Stanley	35,041	4,088,234
MSCI, Inc.	2,215	1,252,583
Nasdaq, Inc.	11,629	882,176
Northern Trust Corp.	5,460	538,629
Raymond James Financial, Inc.	5,222	725,388
S&P Global, Inc.	8,907	4,525,647
State Street Corp.	8,123	727,252
T. Rowe Price Group, Inc.	6,296	578,414
		43,342,359
Consumer Finance (0.6%)
American Express Co.	15,774	4,243,995
Capital One Financial Corp.	10,813	1,938,771
Discover Financial Services	7,068	1,206,507
Synchrony Financial	10,935	578,899
		7,968,172
Financial Services (4.7%)
Berkshire Hathaway, Inc. Class B (b)	51,953	27,669,129
Corpay, Inc. (b)	1,994	695,348
Fidelity National Information Services, Inc.	15,000	1,120,200
Fiserv, Inc. (b)	16,125	3,560,884
Global Payments, Inc.	7,012	686,615
Jack Henry & Associates, Inc.	2,088	381,269
Mastercard, Inc. Class A	23,063	12,641,291
PayPal Holdings, Inc. (b)	28,014	1,827,913
Visa, Inc. Class A	48,803	17,103,499
		65,686,148
Financial Services (0.1%)
Apollo Global Management, Inc.	12,669	1,734,893

Insurance (2.3%)
Aflac, Inc.	14,016	1,558,439
Allstate Corp.	7,534	1,560,065
American International Group, Inc.	16,802	1,460,766
Aon PLC Class A (c)	6,116	2,440,834
Arch Capital Group Ltd. (c)	10,520	1,011,814
Arthur J Gallagher & Co.	7,203	2,486,764
Assurant, Inc.	1,455	305,186
Brown & Brown, Inc.	6,638	825,767
Chubb Ltd. (c)	10,526	3,178,747
Cincinnati Financial Corp.	4,377	646,570
Erie Indemnity Co. Class A	702	294,173
Everest Group Ltd. (c)	1,252	454,889
Globe Life, Inc.	2,354	310,069
Hartford Insurance Group, Inc.	8,131	1,006,049
Loews Corp.	4,950	454,955
Marsh & McLennan Cos., Inc.	13,920	3,396,898

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

MetLife, Inc.	16,385	$1,315,552
Principal Financial Group, Inc.	5,898	497,614
Progressive Corp.	16,604	4,699,098
Prudential Financial, Inc.	9,990	1,115,683
Travelers Cos., Inc.	6,417	1,697,040
W.R. Berkley Corp.	8,432	600,021
Willis Towers Watson PLC (c)	2,821	953,357
		32,270,350
Health Care (10.8%)
Biotechnology (1.8%)
AbbVie, Inc.	49,987	10,473,276
Amgen, Inc.	15,236	4,746,776
Biogen, Inc. (b)	4,145	567,202
Gilead Sciences, Inc.	35,224	3,946,849
Incyte Corp. (b)	4,548	275,382
Moderna, Inc. (b)	9,498	269,268
Regeneron Pharmaceuticals, Inc.	2,988	1,895,079
Vertex Pharmaceuticals, Inc. (b)	7,267	3,523,187
		25,697,019
Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	49,061	6,507,942
Align Technology, Inc. (b)	1,932	306,917
Baxter International, Inc.	14,372	491,953
Becton Dickinson & Co.	8,138	1,864,090
Boston Scientific Corp. (b)	41,674	4,204,073
Cooper Cos., Inc. (b)	5,564	469,323
Dexcom, Inc. (b)	10,971	749,210
Edwards Lifesciences Corp. (b)	16,617	1,204,400
GE HealthCare Technologies, Inc.	12,949	1,045,114
Hologic, Inc. (b)	6,354	392,487
IDEXX Laboratories, Inc. (b)	2,388	1,002,841
Insulet Corp. (b)	2,003	526,008
Intuitive Surgical, Inc. (b)	10,096	5,000,246
Medtronic PLC (c)	36,250	3,257,425
ResMed, Inc.	4,206	941,513
Solventum Corp. (b)	3,817	290,245
STERIS PLC (c)	2,775	628,954
Stryker Corp.	9,746	3,627,948
Zimmer Biomet Holdings, Inc.	5,584	631,997
		33,142,686
Health Care Providers & Services (2.3%)
Cardinal Health, Inc.	6,765	932,014
Cencora, Inc.	4,911	1,365,700
Centene Corp. (b)	14,043	852,550
Cigna Group	7,754	2,551,066
CVS Health Corp.	35,668	2,416,507
DaVita, Inc. (b)	1,199	183,411
Elevance Health, Inc.	6,629	2,883,350
HCA Healthcare, Inc.	5,116	1,767,834
Henry Schein, Inc. (b)	3,467	237,455
Humana, Inc.	3,390	896,994
Labcorp Holdings, Inc.	2,344	545,542
McKesson Corp.	3,549	2,388,441
Molina Healthcare, Inc. (b)	1,540	507,261
Quest Diagnostics, Inc.	3,163	535,180
UnitedHealth Group, Inc.	26,085	13,662,019
Universal Health Services, Inc. Class B	1,699	319,242
		32,044,566
Life Sciences Tools & Services (1.0%)
Agilent Technologies, Inc.	8,060	942,859
Bio-Techne Corp.	4,403	258,148
Charles River Laboratories International, Inc. (b)	1,410	212,233
Danaher Corp.	18,120	3,714,600
IQVIA Holdings, Inc. (b)	4,738	835,310
Mettler-Toledo International, Inc. (b)	597	705,003
Revvity, Inc.	3,358	355,276
Thermo Fisher Scientific, Inc.	10,855	5,401,448

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Waters Corp. (b)	1,744	$642,786
West Pharmaceutical Services, Inc.	2,027	453,805
		13,521,468
Pharmaceuticals (3.3%)
Bristol-Myers Squibb Co.	57,386	3,499,972
Eli Lilly & Co.	22,333	18,445,048
Johnson & Johnson	68,141	11,300,503
Merck & Co., Inc.	71,599	6,426,726
Pfizer, Inc.	160,481	4,066,589
Viatris, Inc.	33,731	293,797
Zoetis, Inc.	12,681	2,087,927
		46,120,562
Industrials (8.2%)
Aerospace & Defense (2.0%)
Axon Enterprise, Inc. (b)	2,040	1,072,938
Boeing Co. (b)	21,189	3,613,784
General Dynamics Corp.	7,160	1,951,673
General Electric Co.	30,394	6,083,359
Howmet Aerospace, Inc.	11,415	1,480,868
Huntington Ingalls Industries, Inc.	1,089	222,199
L3Harris Technologies, Inc.	5,331	1,115,831
Lockheed Martin Corp.	5,973	2,668,199
Northrop Grumman Corp.	3,871	1,981,991
RTX Corp.	37,726	4,997,186
Textron, Inc.	5,075	366,669
TransDigm Group, Inc.	1,594	2,204,964
		27,759,661
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	3,350	343,040
Expeditors International of Washington, Inc.	3,923	471,741
FedEx Corp.	6,245	1,522,406
United Parcel Service, Inc. Class B	20,629	2,268,984
		4,606,171
Building Products (0.5%)
A.O. Smith Corp.	3,276	214,120
Allegion PLC (c)	2,463	321,323
Builders FirstSource, Inc. (b)	3,278	409,553
Carrier Global Corp.	22,868	1,449,831
Johnson Controls International PLC (c)	18,694	1,497,576
Lennox International, Inc.	900	504,747
Masco Corp.	5,944	413,346
Trane Technologies PLC (c)	6,354	2,140,790
		6,951,286
Commercial Services & Supplies (0.6%)
Cintas Corp.	9,746	2,003,095
Copart, Inc. (b)	24,748	1,400,489
Republic Services, Inc.	5,716	1,384,187
Rollins, Inc.	7,861	424,730
Veralto Corp.	6,909	673,282
Waste Management, Inc.	10,382	2,403,537
		8,289,320
Construction & Engineering (0.1%)
Quanta Services, Inc.	4,202	1,068,064

Electrical Equipment (0.7%)
AMETEK, Inc.	6,517	1,121,836
Eaton Corp. PLC (c)	11,202	3,045,040
Emerson Electric Co.	15,968	1,750,731
GE Vernova, Inc.	7,836	2,392,174
Generac Holdings, Inc. (b)	1,618	204,920
Hubbell, Inc.	1,510	499,674
Rockwell Automation, Inc.	3,194	825,266
		9,839,641
Ground Transportation (0.9%)
CSX Corp.	54,559	1,605,671
JB Hunt Transport Services, Inc.	2,271	335,995

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Norfolk Southern Corp.	6,465	$1,531,235
Old Dominion Freight Line, Inc.	5,325	881,021
Uber Technologies, Inc. (b)	59,157	4,310,179
Union Pacific Corp.	17,084	4,035,924
		12,700,025
Industrial Conglomerates (0.4%)
3M Co.	15,334	2,251,951
Honeywell International, Inc.	18,430	3,902,553
		6,154,504
Machinery (1.6%)
Caterpillar, Inc.	13,535	4,463,843
Cummins, Inc.	3,930	1,231,819
Deere & Co.	7,216	3,386,830
Dover Corp.	3,880	681,638
Fortive Corp.	9,662	707,065
IDEX Corp.	2,149	388,904
Illinois Tool Works, Inc.	7,617	1,889,092
Ingersoll Rand, Inc.	11,322	906,100
Nordson Corp.	1,510	304,597
Otis Worldwide Corp.	11,222	1,158,110
PACCAR, Inc.	14,760	1,437,181
Parker-Hannifin Corp.	3,693	2,244,790
Pentair PLC (c)	4,583	400,921
Snap-on, Inc.	1,455	490,350
Stanley Black & Decker, Inc.	4,269	328,201
Westinghouse Air Brake Technologies Corp.	4,795	869,573
Xylem, Inc.	6,886	822,602
		21,711,616
Passenger Airlines (0.1%)
Delta Air Lines, Inc.	18,071	787,896
Southwest Airlines Co.	16,783	563,573
United Airlines Holdings, Inc. (b)	9,221	636,710
		1,988,179
Professional Services (0.7%)
Automatic Data Processing, Inc.	11,581	3,538,343
Broadridge Financial Solutions, Inc.	3,341	810,059
Dayforce, Inc. (b)	4,502	262,602
Equifax, Inc.	3,563	867,804
Jacobs Solutions, Inc.	3,421	413,565
Leidos Holdings, Inc.	3,647	492,126
Paychex, Inc.	9,078	1,400,554
Paycom Software, Inc.	1,340	292,763
Verisk Analytics, Inc.	3,965	1,180,063
		9,257,879
Trading Companies & Distributors (0.3%)
Fastenal Co.	16,237	1,259,179
United Rentals, Inc.	1,875	1,175,063
WW Grainger, Inc.	1,277	1,261,459
		3,695,701
Information Technology (28.5%)
Communications Equipment (0.9%)
Arista Networks, Inc. (b)	29,179	2,260,789
Cisco Systems, Inc.	112,786	6,960,024
F5, Inc. (b)	1,621	431,624
Juniper Networks, Inc.	9,284	335,988
Motorola Solutions, Inc.	4,797	2,100,174
		12,088,599

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp. Class A	34,296	2,249,475
CDW Corp.	3,727	597,289
Corning, Inc.	21,741	995,303
Jabil, Inc.	3,098	421,545
Keysight Technologies, Inc. (b)	4,859	727,732
TE Connectivity PLC (c)	8,392	1,185,957
Teledyne Technologies, Inc. (b)	1,368	680,867

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Trimble, Inc. (b)	6,921	$454,364
Zebra Technologies Corp. Class A (b)	1,510	426,666
		7,739,198
IT Services (1.1%)
Accenture PLC Class A (c)	17,711	5,526,540
Akamai Technologies, Inc. (b)	4,214	339,227
Cognizant Technology Solutions Corp. Class A	13,953	1,067,405
EPAM Systems, Inc. (b)	1,589	268,287
Gartner, Inc. (b)	2,211	928,045
GoDaddy, Inc. Class A (b)	4,014	723,082
International Business Machines Corp.	26,208	6,516,881
VeriSign, Inc. (b)	2,263	574,508
		15,943,975
Semiconductors & Semiconductor Equipment (9.5%)
Advanced Micro Devices, Inc. (b)	45,889	4,714,636
Analog Devices, Inc.	14,072	2,837,900
Applied Materials, Inc.	23,014	3,339,792
Broadcom, Inc.	132,740	22,224,658
Enphase Energy, Inc. (b)	3,729	231,384
First Solar, Inc. (b)	3,006	380,049
Intel Corp.	122,619	2,784,677
KLA Corp.	3,785	2,573,043
Lam Research Corp.	36,351	2,642,718
Microchip Technology, Inc.	15,221	736,849
Micron Technology, Inc.	31,551	2,741,466
Monolithic Power Systems, Inc.	1,410	817,772
NVIDIA Corp.	693,524	75,164,131
NXP Semiconductors NV (c)	7,172	1,363,110
ON Semiconductor Corp. (b)	11,934	485,594
QUALCOMM, Inc.	31,320	4,811,065
Skyworks Solutions, Inc.	4,551	294,131
Teradyne, Inc.	4,516	373,022
Texas Instruments, Inc.	25,755	4,628,174
		133,144,171
Software (9.4%)
Adobe, Inc. (b)	12,328	4,728,158
ANSYS, Inc. (b)	2,527	799,947
Autodesk, Inc. (b)	6,104	1,598,027
Cadence Design Systems, Inc. (b)	7,809	1,986,063
Crowdstrike Holdings, Inc. Class A (b)	6,975	2,459,245
Fair Isaac Corp. (b)	690	1,272,470
Fortinet, Inc. (b)	17,931	1,726,038
Gen Digital, Inc.	15,269	405,239
Intuit, Inc.	7,971	4,894,114
Microsoft Corp.	210,521	79,027,478
Oracle Corp.	45,939	6,422,732
Palantir Technologies, Inc. Class A (b)	57,999	4,895,116
Palo Alto Networks, Inc. (b)	18,750	3,199,500
PTC, Inc. (b)	3,367	521,717
Roper Technologies, Inc.	3,055	1,801,167
Salesforce, Inc.	27,097	7,271,751
ServiceNow, Inc. (b)	5,839	4,648,661
Synopsys, Inc. (b)	4,414	1,892,944
Tyler Technologies, Inc. (b)	1,286	747,668
Workday, Inc. Class A (b)	6,075	1,418,695
		131,716,730
Technology Hardware Storage & Peripherals (7.0%)
Apple, Inc. (d)	425,405	94,495,213
Dell Technologies, Inc. Class C	8,834	805,219
Hewlett Packard Enterprise Co.	37,193	573,888
HP, Inc.	26,557	735,363
NetApp, Inc.	5,704	501,039
Seagate Technology Holdings PLC (c)	5,912	502,225
Super Micro Computer, Inc. (b)	14,173	485,284
Western Digital Corp. (b)	9,798	396,133
		98,494,364

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Materials (2.0%)
Chemicals (1.3%)
Air Products & Chemicals, Inc.	6,344	$1,870,973
Albemarle Corp.	3,292	237,090
CF Industries Holdings, Inc.	4,881	381,450
Corteva, Inc.	19,380	1,219,583
Dow, Inc.	19,843	692,918
DuPont de Nemours, Inc.	11,746	877,191
Eastman Chemical Co.	3,185	280,630
Ecolab, Inc.	7,143	1,810,893
International Flavors & Fragrances, Inc.	7,147	554,679
Linde PLC (c)	13,496	6,284,278
LyondellBasell Industries NV Class A (c)	7,263	511,315
Mosaic Co.	8,903	240,470
PPG Industries, Inc.	6,575	718,976
Sherwin-Williams Co.	6,534	2,281,608
		17,962,054
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,799	860,156
Vulcan Materials Co.	3,747	874,175
		1,734,331
Containers & Packaging (0.3%)
Amcor PLC (c)	40,866	396,400
Avery Dennison Corp.	2,230	396,873
Ball Corp.	8,371	435,878
International Paper Co.	14,877	793,688
Packaging Corp. of America	2,482	491,486
Smurfit WestRock PLC (c)	13,906	626,604
		3,140,929
Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	40,628	1,538,176
Newmont Corp.	32,168	1,553,071
Nucor Corp.	6,582	792,078
Steel Dynamics, Inc.	3,940	492,815
		4,376,140
Real Estate (2.2%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc.	4,308	398,533
Healthpeak Properties, Inc.	19,725	398,840
Ventas, Inc.	12,379	851,180
Welltower, Inc.	17,253	2,643,332
		4,291,885
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	19,713	280,122

Industrial REITs (0.2%)
Prologis, Inc.	26,251	2,934,599

Office REITs (0.0%)
BXP, Inc.	4,022	270,238

Real Estate Management & Development (0.2%)
CBRE Group, Inc. Class A (b)	8,370	1,094,629
CoStar Group, Inc. (b)	11,857	939,430
		2,034,059
Residential REITs (0.3%)
AvalonBay Communities, Inc.	4,041	867,279
Camden Property Trust	3,034	371,058
Equity Residential	9,677	692,680
Essex Property Trust, Inc.	1,810	554,892
Invitation Homes, Inc.	16,048	559,273
Mid-America Apartment Communities, Inc.	3,337	559,214
UDR, Inc.	8,510	384,397
		3,988,793
Retail REITs (0.3%)
Federal Realty Investment Trust	2,085	203,955

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Kimco Realty Corp.	19,242	$408,700
Realty Income Corp.	24,706	1,433,195
Regency Centers Corp.	4,530	334,133
Simon Property Group, Inc.	8,628	1,432,938
		3,812,921
Specialized REITs (0.9%)
American Tower Corp.	13,244	2,881,894
Crown Castle, Inc.	12,218	1,273,482
Digital Realty Trust, Inc.	8,961	1,284,022
Equinix, Inc.	2,756	2,247,105
Extra Space Storage, Inc.	6,008	892,128
Iron Mountain, Inc.	8,317	715,595
Public Storage	4,435	1,327,351
SBA Communications Corp.	3,034	667,510
VICI Properties, Inc.	29,779	971,391
Weyerhaeuser Co.	20,494	600,064
		12,860,542
Utilities (2.4%)
Electric Utilities (1.6%)
Alliant Energy Corp.	7,173	461,583
American Electric Power Co., Inc.	15,095	1,649,431
Constellation Energy Corp.	8,903	1,795,112
Duke Energy Corp.	21,895	2,670,533
Edison International	10,873	640,637
Entergy Corp.	12,054	1,030,496
Evergy, Inc.	6,450	444,727
Eversource Energy	10,385	645,012
Exelon Corp.	28,380	1,307,750
FirstEnergy Corp.	14,438	583,584
NextEra Energy, Inc.	58,186	4,124,806
NRG Energy, Inc.	5,682	542,404
PG&E Corp.	62,119	1,067,204
Pinnacle West Capital Corp.	3,122	297,371
PPL Corp.	20,817	751,702
Southern Co.	30,956	2,846,404
Xcel Energy, Inc.	16,176	1,145,099
		22,003,855
Gas Utilities (0.0%)
Atmos Energy Corp.	4,495	694,837

Independent Power And Renewable Electricity Producers (0.1%)
AES Corp.	20,053	249,058
Vistra Corp.	9,643	1,132,474
		1,381,532
Multi-Utilities (0.6%)
Ameren Corp.	7,565	759,526
CenterPoint Energy, Inc.	18,372	665,617
CMS Energy Corp.	8,368	628,520
Consolidated Edison, Inc.	9,718	1,074,714
Dominion Energy, Inc.	23,709	1,329,364
DTE Energy Co.	5,870	811,645
NiSource, Inc.	13,230	530,391
Public Service Enterprise Group, Inc.	14,021	1,153,928
Sempra	17,853	1,273,990
WEC Energy Group, Inc.	8,966	977,115
		9,204,810
Water Utilities (0.1%)
American Water Works Co., Inc.	5,542	817,556
Total common stocks (cost: $393,313,669)		1,346,516,287

Short-Term Securities (3.7%)
Investment Companies (3.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.290%	52,366,051	52,366,051
Total short-term securities (cost: $52,366,051)		52,366,051

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Total investments in securities (cost: $445,679,720)	1,398,882,338
Cash and other assets in excess of liabilities (0.0%)	666,815
Total net assets (100.0%)	$1,399,549,153

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: the Fund held 3.0% of net assets in foreign securities at March 31, 2025.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2025, securities with an aggregate market value of $31,098,200 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2025	186	Long	$52,444,313	$52,575,225	$130,912

See accompanying notes to investments in securities.

SFT Macquarie Growth Fund

Investments in Securities

March 31, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.1%)
Communication Services (5.9%)
Interactive Media & Services (5.9%)
Alphabet, Inc. Class A	224,755	$34,756,113

Consumer Discretionary (11.9%)
Automobiles (1.4%)
Ferrari NV (b)	18,827	8,055,697

Broadline Retail (7.5%)
Amazon.com, Inc. (c)	232,249	44,187,695

Hotels, Restaurants & Leisure (1.4%)
Booking Holdings, Inc.	1,814	8,356,935

Specialty Retail (0.3%)
Home Depot, Inc.	5,294	1,940,198

Textiles, Apparel & Luxury Goods (1.3%)
LVMH Moet Hennessy Louis Vuitton SE ADR (b)	62,319	7,719,454

Consumer Staples (2.7%)
Beverages (2.7%)
Coca-Cola Co.	220,036	15,758,978

Financial (15.6%)
Capital Markets (7.8%)
Intercontinental Exchange, Inc.	126,184	21,766,740
MSCI, Inc.	24,945	14,106,397
S&P Global, Inc.	19,617	9,967,398
		45,840,535
Financial Services (7.8%)
Mastercard, Inc. Class A	27,311	14,969,705
Visa, Inc. Class A	88,423	30,988,725
		45,958,430
Health Care (10.9%)
Health Care Equipment & Supplies (3.7%)
Cooper Cos., Inc. (c)	95,396	8,046,653
IDEXX Laboratories, Inc. (c)	9,155	3,844,642
Intuitive Surgical, Inc. (c)	19,480	9,647,859
		21,539,154
Health Care Providers & Services (3.8%)
UnitedHealth Group, Inc.	43,272	22,663,710

Health Care Technology (1.4%)
Veeva Systems, Inc. Class A (c)	36,720	8,505,454

Life Sciences Tools & Services (2.0%)
Danaher Corp.	57,305	11,747,525

Industrials (8.5%)
Commercial Services & Supplies (2.8%)
Waste Connections, Inc. (b)	86,146	16,814,838

Ground Transportation (1.1%)
Old Dominion Freight Line, Inc.	37,746	6,245,076

Professional Services (4.6%)
Broadridge Financial Solutions, Inc.	37,525	9,098,311
Equifax, Inc.	42,513	10,354,466
TransUnion	22,588	1,874,578
Verisk Analytics, Inc.	18,714	5,569,661
		26,897,016
Information Technology (40.2%)
Communications Equipment (1.4%)
Motorola Solutions, Inc.	19,007	8,321,455

See accompanying notes to investments in securities.

SFT Macquarie Growth Fund

Investments in Securities – continued

Electronic Equipment, Instruments & Components (0.9%)
CDW Corp.	33,116	$5,307,170

IT Services (1.6%)
VeriSign, Inc. (c)	36,784	9,338,354

Semiconductors & Semiconductor Equipment (10.5%)
Broadcom, Inc.	21,032	3,521,388
NVIDIA Corp.	468,675	50,794,996
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (b)	47,435	7,874,210
		62,190,594
Software (18.6%)
Autodesk, Inc. (c)	24,904	6,519,867
Intuit, Inc.	20,531	12,605,829
Microsoft Corp.	192,326	72,197,257
Salesforce, Inc.	55,981	15,023,061
Synopsys, Inc. (c)	7,465	3,201,365
		109,547,379
Technology Hardware Storage & Peripherals (7.2%)
Apple, Inc.	190,096	42,226,025

Real Estate (3.4%)
Real Estate Management & Development (1.7%)
CoStar Group, Inc. (c)	129,916	10,293,245

Specialized REITs (1.7%)
Equinix, Inc.	12,208	9,953,793
Total common stocks (cost: $322,153,363)		584,164,823

Short-Term Securities (1.0%)
Investment Companies (1.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.290%	5,878,210	5,878,210
Total short-term securities (cost: $5,878,210)		5,878,210
Total investments in securities (cost: $328,031,573)		590,043,033
Liabilities in excess of cash and other assets (-0.1%)		(539,821)
Total net assets (100.0%)		$589,503,212

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Foreign security: the Fund held 6.9% of net assets in foreign securities at March 31, 2025.
(c)	Non-income producing security.

See accompanying notes to investments in securities.

SFT Macquarie Small Cap Growth Fund

Investments in Securities

March 31, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.1%)
Communication Services (2.5%)
Entertainment (2.5%)
IMAX Corp. (b) (c)	134,813	$3,552,323

Consumer Discretionary (10.7%)
Automobile Components (2.4%)
Dorman Products, Inc. (b)	17,125	2,064,247
Modine Manufacturing Co. (b)	16,488	1,265,454
		3,329,701
Broadline Retail (1.9%)
Ollie's Bargain Outlet Holdings, Inc. (b)	23,060	2,683,262

Diversified Consumer Services (2.8%)
OneSpaWorld Holdings Ltd. (c)	57,085	958,457
Universal Technical Institute, Inc. (b)	119,141	3,059,541
		4,017,998
Hotels, Restaurants & Leisure (3.6%)
Brinker International, Inc. (b)	5,302	790,263
Cheesecake Factory, Inc.	14,175	689,756
Genius Sports Ltd. (b) (c)	91,331	914,223
Life Time Group Holdings, Inc. (b)	57,749	1,744,020
Sportradar Group AG Class A (b) (c)	41,540	898,095
		5,036,357
Consumer Staples (3.1%)
Consumer Staples Distribution & Retail (1.2%)
Chefs' Warehouse, Inc. (b)	31,399	1,709,989

Food Products (1.5%)
Vital Farms, Inc. (b)	65,971	2,010,136

Personal Care Products (0.4%)
BellRing Brands, Inc. (b)	7,949	591,883

Energy (1.2%)
Energy Equipment & Services (0.2%)
Cactus, Inc. Class A	5,850	268,105

Oil, Gas & Consumable Fuels (1.0%)
Gulfport Energy Corp. (b)	8,140	1,498,900

Financial (8.2%)
Banks (1.5%)
Western Alliance Bancorp	27,687	2,127,192

Capital Markets (4.1%)
Hamilton Lane, Inc. Class A	14,056	2,089,706
Houlihan Lokey, Inc.	14,069	2,272,143
WisdomTree, Inc.	151,298	1,349,578
		5,711,427
Insurance (2.6%)
Palomar Holdings, Inc. (b)	26,912	3,689,097

Health Care (24.8%)
Biotechnology (10.8%)
ADMA Biologics, Inc. (b)	119,740	2,375,642
CareDx, Inc. (b)	50,527	896,854
Catalyst Pharmaceuticals, Inc. (b)	83,222	2,018,133
Halozyme Therapeutics, Inc. (b)	20,527	1,309,828
Insmed, Inc. (b)	19,056	1,453,782
Kiniksa Pharmaceuticals International PLC (b) (c)	33,991	754,940
Mirum Pharmaceuticals, Inc. (b)	32,984	1,485,929
Travere Therapeutics, Inc. (b)	36,609	656,033
Vaxcyte, Inc. (b)	11,417	431,106
Veracyte, Inc. (b)	40,341	1,196,111

See accompanying notes to investments in securities.

SFT Macquarie Small Cap Growth Fund

Investments in Securities – continued

Vericel Corp. (b)	60,487	$2,698,930
		15,277,288
Health Care Equipment & Supplies (2.8%)
Integer Holdings Corp. (b)	24,341	2,872,481
PROCEPT BioRobotics Corp. (b)	7,394	430,775
TransMedics Group, Inc. (b)	8,635	580,963
		3,884,219
Health Care Providers & Services (5.2%)
Encompass Health Corp.	29,931	3,031,412
GeneDx Holdings Corp. (b)	29,840	2,642,780
HealthEquity, Inc. (b)	14,278	1,261,747
Hims & Hers Health, Inc. (b)	12,830	379,126
		7,315,065
Pharmaceuticals (6.0%)
ANI Pharmaceuticals, Inc. (b)	36,827	2,465,567
Axsome Therapeutics, Inc. (b)	15,490	1,806,599
Harmony Biosciences Holdings, Inc. (b)	23,758	788,528
Tarsus Pharmaceuticals, Inc. (b)	67,303	3,457,355
		8,518,049
Industrials (20.7%)
Aerospace & Defense (3.4%)
AAR Corp. (b)	30,081	1,684,235
AeroVironment, Inc. (b)	3,785	451,134
Leonardo DRS, Inc.	63,781	2,097,119
Mercury Systems, Inc. (b)	13,405	577,622
		4,810,110
Commercial Services & Supplies (3.1%)
ACV Auctions, Inc. Class A (b)	155,436	2,190,093
Clean Harbors, Inc. (b)	11,351	2,237,282
		4,427,375
Construction & Engineering (3.3%)
Construction Partners, Inc. Class A (b)	42,550	3,058,069
Everus Construction Group, Inc. (b)	41,894	1,553,848
		4,611,917
Electrical Equipment (1.2%)
American Superconductor Corp. (b)	93,495	1,695,999

Machinery (3.1%)
Chart Industries, Inc. (b)	9,659	1,394,373
Federal Signal Corp.	15,856	1,166,209
Flowserve Corp.	38,523	1,881,464
		4,442,046
Marine Transportation (1.0%)
Kirby Corp. (b)	13,436	1,357,170

Passenger Airlines (0.6%)
SkyWest, Inc. (b)	8,994	785,806

Professional Services (3.8%)
CBIZ, Inc. (b)	38,981	2,957,099
ExlService Holdings, Inc. (b)	21,404	1,010,483
Parsons Corp. (b)	24,576	1,455,145
		5,422,727
Trading Companies & Distributors (1.2%)
FTAI Aviation Ltd. (c)	14,667	1,628,477

Information Technology (24.3%)
Communications Equipment (1.4%)
Lumentum Holdings, Inc. (b)	32,270	2,011,712

Electronic Equipment, Instruments & Components (5.4%)
Advanced Energy Industries, Inc.	15,986	1,523,626
Itron, Inc. (b)	20,769	2,175,760
OSI Systems, Inc. (b)	19,988	3,884,468
		7,583,854

See accompanying notes to investments in securities.

SFT Macquarie Small Cap Growth Fund

Investments in Securities – continued

Semiconductors & Semiconductor Equipment (3.7%)
MACOM Technology Solutions Holdings, Inc. (b)	14,065	$1,411,845
Rambus, Inc. (b)	13,134	680,013
Silicon Laboratories, Inc. (b)	19,347	2,177,892
Synaptics, Inc. (b)	16,328	1,040,420
		5,310,170
Software (13.8%)
Agilysys, Inc. (b)	17,309	1,255,595
AvePoint, Inc. (b)	149,387	2,157,148
Clearwater Analytics Holdings, Inc. Class A (b)	104,637	2,804,272
CyberArk Software Ltd. (b) (c)	10,729	3,626,402
Descartes Systems Group, Inc. (b) (c)	29,334	2,957,747
Five9, Inc. (b)	36,227	983,563
Rubrik, Inc. Class A (b)	39,882	2,432,005
SoundHound AI, Inc. Class A (b)	53,352	433,218
Vertex, Inc. Class A (b)	43,632	1,527,556
Workiva, Inc. (b)	17,097	1,297,833
		19,475,339
Materials (1.6%)
Metals & Mining (1.6%)
ATI, Inc. (b)	44,205	2,299,986
Total common stocks (cost: $127,293,992)		137,083,679

Mutual Funds (2.0%)
Investment Companies (2.0%)
iShares Russell 2000 Growth ETF (d)	11,029	2,818,240
Total mutual funds (cost: $2,871,121)		2,818,240

Short-Term Securities (1.2%)
Investment Companies (1.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.290%	1,706,017	1,706,017
Total short-term securities (cost: $1,706,017)		1,706,017
Total investments in securities (cost: $131,871,130)		141,607,936
Liabilities in excess of cash and other assets (-0.3%)		(416,638)
Total net assets (100.0%)		$141,191,298

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: the Fund held 10.8% of net assets in foreign securities at March 31, 2025.
(d)	Reports and other information about these investment companies are available in the EDGAR database on the SEC's website at www.sec.gov.

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

March 31, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.3%)
Consumer Discretionary (2.0%)
Hotels, Restaurants & Leisure (2.0%)
Boyd Gaming Corp.	18,603	$1,224,635
Caesars Entertainment, Inc. (b)	46,745	1,168,625
		2,393,260
Health Care (0.2%)
Health Care Providers & Services (0.2%)
PACS Group, Inc. (b)	22,294	250,585

Real Estate (96.1%)
Health Care REITs (15.7%)
Healthcare Realty Trust, Inc.	186,178	3,146,408
Omega Healthcare Investors, Inc.	78,894	3,004,284
Welltower, Inc.	80,895	12,393,923
		18,544,615
Hotels & Resort REITs (1.4%)
Host Hotels & Resorts, Inc.	119,178	1,693,519

Industrial REITs (8.1%)
Americold Realty Trust, Inc.	66,776	1,433,013
Lineage, Inc.	10,690	626,754
Prologis, Inc.	66,434	7,426,657
		9,486,424
Office REITs (2.0%)
Highwoods Properties, Inc.	59,604	1,766,663
Kilroy Realty Corp.	17,736	581,031
		2,347,694
Residential REITs (17.0%)
American Homes 4 Rent Class A	47,034	1,778,355
AvalonBay Communities, Inc.	5,573	1,196,077
Essex Property Trust, Inc.	12,686	3,889,147
Invitation Homes, Inc.	139,655	4,866,977
Sun Communities, Inc.	38,845	4,997,021
UDR, Inc.	72,693	3,283,543
		20,011,120
Retail REITs (8.4%)
Agree Realty Corp.	15,259	1,177,842
Kimco Realty Corp.	90,440	1,920,946
Realty Income Corp.	32,196	1,867,690
Simon Property Group, Inc.	29,651	4,924,438
		9,890,916
Specialized REITs (43.5%)
American Tower Corp.	30,353	6,604,813
Crown Castle, Inc.	62,841	6,549,917
Digital Realty Trust, Inc.	47,361	6,786,358
Equinix, Inc.	5,931	4,835,841
Extra Space Storage, Inc.	34,139	5,069,300
Iron Mountain, Inc.	30,276	2,604,947
Lamar Advertising Co. Class A	12,147	1,382,086
Public Storage	13,817	4,135,290
SBA Communications Corp.	27,814	6,119,358
VICI Properties, Inc.	81,198	2,648,679
Weyerhaeuser Co.	150,990	4,420,987
		51,157,576
Total common stocks (cost: $111,490,922)		115,775,709

Short-Term Securities (1.6%)
Investment Companies (1.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.290%	1,829,114	1,829,114
Total short-term securities (cost: $1,829,114)		1,829,114

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities – continued

Total investments in securities (cost: $113,320,036)	117,604,823
Cash and other assets in excess of liabilities (0.1%)	102,694
Total net assets (100.0%)	$117,707,517

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

March 31, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.9%)
Communication Services (1.6%)
Interactive Media & Services (0.5%)
Pinterest, Inc. Class A (b)	29,171	$904,301

Media (0.3%)
Comcast Corp. Class A	16,636	613,869

Wireless Telecommunication Services (0.8%)
T-Mobile U.S., Inc.	6,313	1,683,740

Consumer Discretionary (6.3%)
Hotels, Restaurants & Leisure (1.7%)
McDonald's Corp.	10,947	3,419,515

Specialty Retail (4.1%)
AutoZone, Inc. (b)	720	2,745,202
Home Depot, Inc.	6,511	2,386,216
Ross Stores, Inc.	15,699	2,006,175
Tractor Supply Co.	20,480	1,128,448
		8,266,041
Textiles, Apparel & Luxury Goods (0.5%)
Cie Financiere Richemont SA Class A (c)	5,225	903,265

Consumer Staples (8.5%)
Beverages (0.8%)
Keurig Dr. Pepper, Inc.	47,205	1,615,355

Consumer Staples Distribution & Retail (1.3%)
Dollar Tree, Inc. (b)	15,000	1,126,050
Walmart, Inc.	15,526	1,363,027
		2,489,077
Food Products (1.2%)
Mondelez International, Inc. Class A	35,608	2,416,003

Household Products (2.6%)
Colgate-Palmolive Co.	25,302	2,370,797
Procter & Gamble Co.	16,764	2,856,921
		5,227,718
Personal Care Products (2.6%)
Kenvue, Inc.	217,761	5,221,909

Energy (9.2%)
Energy Equipment & Services (1.6%)
Schlumberger NV (c)	53,417	2,232,831
TechnipFMC PLC (c)	32,957	1,044,407
		3,277,238
Oil, Gas & Consumable Fuels (7.6%)
Chevron Corp.	10,451	1,748,348
ConocoPhillips	26,990	2,834,490
Diamondback Energy, Inc.	8,894	1,421,973
EQT Corp.	26,348	1,407,774
Expand Energy Corp.	1,789	199,151
Exxon Mobil Corp.	19,921	2,369,204
Phillips 66	8,509	1,050,691
Range Resources Corp.	64,671	2,582,313
Valero Energy Corp.	10,856	1,433,752
		15,047,696
Financial (23.3%)
Banks (5.8%)
Bank of America Corp.	58,196	2,428,519
Citigroup, Inc.	16,977	1,205,197
JPMorgan Chase & Co.	26,414	6,479,354

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

KeyCorp	89,924	$1,437,885
		11,550,955
Capital Markets (3.9%)
Charles Schwab Corp.	40,734	3,188,658
CME Group, Inc.	3,833	1,016,857
Goldman Sachs Group, Inc.	1,893	1,034,127
Intercontinental Exchange, Inc.	14,207	2,450,707
		7,690,349
Consumer Finance (1.1%)
American Express Co.	8,185	2,202,174

Financial Services (8.3%)
Berkshire Hathaway, Inc. Class B (b)	14,438	7,689,390
Corebridge Financial, Inc.	48,053	1,517,033
Corpay, Inc. (b)	3,622	1,263,064
Fiserv, Inc. (b)	20,308	4,484,616
Visa, Inc. Class A	4,560	1,598,097
		16,552,200
Insurance (3.7%)
Allstate Corp.	15,676	3,246,029
Chubb Ltd. (c)	3,503	1,057,871
MetLife, Inc.	9,661	775,682
Progressive Corp.	1,107	313,292
Travelers Cos., Inc.	7,182	1,899,352
		7,292,226
Mortgage REITs (0.5%)
Annaly Capital Management, Inc.	54,436	1,105,595

Health Care (15.3%)
Biotechnology (1.5%)
Gilead Sciences, Inc.	15,300	1,714,365
Regeneron Pharmaceuticals, Inc.	2,019	1,280,510
		2,994,875
Health Care Equipment & Supplies (1.5%)
Alcon AG (c)	13,100	1,243,583
Becton Dickinson & Co.	8,144	1,865,465
		3,109,048
Health Care Providers & Services (8.2%)
Cencora, Inc.	12,432	3,457,215
Cigna Group	6,100	2,006,900
Elevance Health, Inc.	7,259	3,157,375
HCA Healthcare, Inc.	1,395	482,042
Molina Healthcare, Inc. (b)	3,665	1,207,214
Tenet Healthcare Corp. (b)	13,679	1,839,826
UnitedHealth Group, Inc.	8,099	4,241,851
		16,392,423
Life Sciences Tools & Services (2.5%)
Danaher Corp.	4,733	970,265
Revvity, Inc.	23,438	2,479,740
Thermo Fisher Scientific, Inc.	3,018	1,501,757
		4,951,762
Pharmaceuticals (1.6%)
AstraZeneca PLC ADR (c)	42,581	3,129,704

Industrials (15.4%)
Aerospace & Defense (2.8%)
Boeing Co. (b)	5,610	956,786
General Electric Co.	8,733	1,747,910
L3Harris Technologies, Inc.	7,543	1,578,825
Northrop Grumman Corp.	2,623	1,343,002
		5,626,523
Building Products (0.4%)
Owens Corning	6,095	870,488

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Commercial Services & Supplies (1.0%)
Republic Services, Inc.	7,900	$1,913,064

Electrical Equipment (2.1%)
AMETEK, Inc.	19,168	3,299,579
Rockwell Automation, Inc.	3,773	974,868
		4,274,447
Ground Transportation (3.4%)
Norfolk Southern Corp.	11,871	2,811,646
Old Dominion Freight Line, Inc.	9,638	1,594,607
Union Pacific Corp.	10,008	2,364,290
		6,770,543
Machinery (4.5%)
Deere & Co.	7,395	3,470,843
Parker-Hannifin Corp.	4,021	2,444,165
Westinghouse Air Brake Technologies Corp.	16,684	3,025,644
		8,940,652
Professional Services (0.5%)
Equifax, Inc.	4,200	1,022,952

Trading Companies & Distributors (0.7%)
Ferguson Enterprises, Inc.	8,501	1,362,115

Information Technology (6.6%)
Electronic Equipment, Instruments & Components (2.6%)
Keysight Technologies, Inc. (b)	25,685	3,846,842
TE Connectivity PLC (c)	9,146	1,292,513
		5,139,355
IT Services (0.6%)
Accenture PLC Class A (c)	4,100	1,279,364

Semiconductors & Semiconductor Equipment (3.4%)
Analog Devices, Inc.	8,870	1,788,813
Intel Corp.	36,694	833,321
KLA Corp.	1,685	1,145,463
Micron Technology, Inc.	2,000	173,780
Texas Instruments, Inc.	15,295	2,748,511
		6,689,888
Materials (6.4%)
Chemicals (4.0%)
Linde PLC (c)	5,620	2,616,897
Mosaic Co.	31,264	844,441
PPG Industries, Inc.	11,065	1,209,958
Sherwin-Williams Co.	9,139	3,191,247
		7,862,543
Construction Materials (0.0%)
Martin Marietta Materials, Inc.	161	76,979

Containers & Packaging (1.3%)
International Paper Co.	49,865	2,660,298

Metals & Mining (1.1%)
Franco-Nevada Corp. (c)	7,597	1,196,983
Freeport-McMoRan, Inc.	26,200	991,932
		2,188,915
Real Estate (2.3%)
Health Care REITs (0.4%)
Welltower, Inc.	4,800	735,408

Residential REITs (0.4%)
Essex Property Trust, Inc.	2,800	858,396

Specialized REITs (1.5%)
Public Storage	6,496	1,944,188
VICI Properties, Inc.	30,574	997,324
		2,941,512

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Utilities (5.0%)
Electric Utilities (2.7%)
Exelon Corp.	25,798	$1,188,772
NextEra Energy, Inc.	18,103	1,283,322
Xcel Energy, Inc.	41,223	2,918,176
		5,390,270
Gas Utilities (0.6%)
Atmos Energy Corp.	7,464	1,153,785

Multi-Utilities (1.2%)
Ameren Corp.	23,138	2,323,055

Water Utilities (0.5%)
American Water Works Co., Inc.	7,610	1,122,627
Total common stocks (cost: $172,218,754)		199,260,217

Short-Term Securities (0.2%)
Investment Companies (0.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.290%	326,513	326,513
T. Rowe Price Government Reserve Fund, current rate 4.390%	602	602
Total short-term securities (cost: $327,115)		327,115
Total investments in securities (cost: $172,545,869)		199,587,332
Liabilities in excess of cash and other assets (-0.1%)		(149,887)
Total net assets (100.0%)		$199,437,445

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: the Fund held 8.0% of net assets in foreign securities at March 31, 2025.

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities

March 31, 2025

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.9%)
Communication Services (8.7%)
Entertainment (1.4%)
Netflix, Inc. (b)	1,889	$1,761,549

Interactive Media & Services (6.1%)
Alphabet, Inc. Class A	30,746	4,754,561
Meta Platforms, Inc. Class A	4,731	2,726,759
		7,481,320
Wireless Telecommunication Services (1.2%)
T-Mobile U.S., Inc.	5,439	1,450,636

Consumer Discretionary (10.2%)
Automobiles (0.6%)
Tesla, Inc. (b)	2,942	762,449

Broadline Retail (4.5%)
Amazon.com, Inc. (b)	29,353	5,584,702

Hotels, Restaurants & Leisure (2.0%)
Marriott International, Inc. Class A	4,758	1,133,356
McDonald's Corp.	4,206	1,313,828
		2,447,184
Household Durables (0.4%)
Lennar Corp. Class A	3,749	430,310

Specialty Retail (2.0%)
AutoZone, Inc. (b)	368	1,403,103
TJX Cos., Inc.	8,556	1,042,121
		2,445,224
Textiles, Apparel & Luxury Goods (0.7%)
NIKE, Inc. Class B	13,540	859,519

Consumer Staples (5.7%)
Beverages (1.3%)
Brown-Forman Corp. Class B	19,168	650,562
Monster Beverage Corp. (b)	17,088	999,990
		1,650,552
Consumer Staples Distribution & Retail (2.4%)
BJ's Wholesale Club Holdings, Inc. (b)	8,015	914,511
Walmart, Inc.	22,971	2,016,624
		2,931,135
Household Products (2.0%)
Procter & Gamble Co.	14,224	2,424,054

Energy (3.3%)
Oil, Gas & Consumable Fuels (3.3%)
ConocoPhillips	13,279	1,394,561
Expand Energy Corp.	5,635	627,288
Exxon Mobil Corp.	17,754	2,111,483
		4,133,332
Financial (12.8%)
Banks (5.4%)
Bank of America Corp.	40,177	1,676,586
JPMorgan Chase & Co.	12,125	2,974,263
Wells Fargo & Co.	27,257	1,956,780
		6,607,629

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

Capital Markets (0.9%)
Nasdaq, Inc.	14,574	$1,105,584

Consumer Finance (1.1%)
American Express Co.	4,894	1,316,731

Financial Services (2.6%)
Mastercard, Inc. Class A	5,919	3,244,322

Insurance (2.8%)
Arch Capital Group Ltd. (c)	7,666	737,316
Chubb Ltd. (c)	3,664	1,106,491
Progressive Corp.	5,638	1,595,610
		3,439,417
Health Care (12.2%)
Biotechnology (1.2%)
Vertex Pharmaceuticals, Inc. (b)	3,044	1,475,792

Health Care Equipment & Supplies (3.1%)
Abbott Laboratories	16,165	2,144,287
Boston Scientific Corp. (b)	16,337	1,648,077
		3,792,364
Health Care Providers & Services (3.5%)
Cencora, Inc.	5,952	1,655,191
UnitedHealth Group, Inc.	5,081	2,661,174
		4,316,365
Life Sciences Tools & Services (0.8%)
Thermo Fisher Scientific, Inc.	1,938	964,349

Pharmaceuticals (3.6%)
Eli Lilly & Co.	3,484	2,877,470
Merck & Co., Inc.	17,542	1,574,570
		4,452,040
Industrials (8.3%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	3,871	1,055,157
RTX Corp.	12,486	1,653,896
		2,709,053
Building Products (0.5%)
Builders FirstSource, Inc. (b)	4,780	597,213

Commercial Services & Supplies (1.1%)
Republic Services, Inc.	5,608	1,358,034

Electrical Equipment (2.3%)
AMETEK, Inc.	6,292	1,083,105
Emerson Electric Co.	7,890	865,059
GE Vernova, Inc.	3,081	940,568
		2,888,732
Machinery (2.2%)
IDEX Corp.	3,131	566,617
Ingersoll Rand, Inc.	13,636	1,091,289
Parker-Hannifin Corp.	1,653	1,004,776
		2,662,682
Information Technology (28.9%)
Communications Equipment (1.2%)
Motorola Solutions, Inc.	3,430	1,501,688

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities – continued

Electronic Equipment, Instruments & Components (0.8%)
CDW Corp.	5,723	$917,168

IT Services (0.7%)
Accenture PLC Class A (c)	2,755	859,670

Semiconductors & Semiconductor Equipment (9.4%)
Broadcom, Inc.	16,957	2,839,110
KLA Corp.	1,901	1,292,300
NVIDIA Corp.	59,470	6,445,359
Texas Instruments, Inc.	5,537	994,999
		11,571,768
Software (9.1%)
Microsoft Corp.	20,318	7,627,174
Roper Technologies, Inc.	2,613	1,540,573
Salesforce, Inc.	5,328	1,429,822
Workday, Inc. Class A (b)	2,839	662,992
		11,260,561
Technology Hardware Storage & Peripherals (7.7%)
Apple, Inc.	42,501	9,440,747

Materials (2.8%)
Chemicals (2.8%)
Linde PLC (c)	3,396	1,581,314
RPM International, Inc.	6,568	759,786
Sherwin-Williams Co.	3,322	1,160,009
		3,501,109
Real Estate (2.6%)
Health Care REITs (1.2%)
Welltower, Inc.	9,850	1,509,119

Specialized REITs (1.4%)
American Tower Corp.	5,810	1,264,256
Iron Mountain, Inc.	5,706	490,944
		1,755,200
Utilities (3.4%)
Electric Utilities (1.0%)
PG&E Corp.	74,034	1,271,904

Gas Utilities (1.2%)
Atmos Energy Corp.	9,911	1,532,042

Multi-Utilities (1.2%)
WEC Energy Group, Inc.	13,306	1,450,088
Total common stocks (cost: $78,501,429)		121,863,337

Short-Term Securities (1.2%)
Investment Companies (1.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.290%	1,448,208	1,448,208
Total short-term securities (cost: $1,448,208)		1,448,208
Total investments in securities (cost: $79,949,637)		123,311,545
Liabilities in excess of cash and other assets (-0.1%)		(147,631)
Total net assets (100.0%)		$123,163,914

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: the Fund held 3.5% of net assets in foreign securities at March 31, 2025.

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

Investments Valuation

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by Securian Asset Management, Inc. (“Securian AM”), as the Valuation Designee, in accordance with procedures approved by the Board of Trustees (the “Board”) of the Trust and in accordance with provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board has delegated the daily oversight of the securities valuation function to Securian AM, which ensures that valuations comply with the valuation policies. The summary of fair valued in good faith securities are presented to the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value in good faith by Securian AM if it determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, Securian AM is immediately notified and promptly determines whether fair value in good faith pricing is needed in accordance with the Trust’s valuation procedures and, if so, approves the pricing methodology to be used.

Short-term securities are valued at fair value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Investment Companies

The Funds may invest in other investment companies, which may not be traded on an exchange, the Fund(s) may, as a practical expedient, estimate the fair value of an investment company based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the investment company is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the investment company does not provide a reported NAV per share or its equivalent on a Business Day, Securian AM, as valuation designee, shall estimate fair value in good faith and in a manner consistent with the Trust’s Valuation Procedures.

Foreign Currency Translations

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

The Funds do not separately report changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

For the purpose of hedging, efficient portfolio management, and/or enhancement of returns, the Funds may, from time to time, enter into currency forward contracts, including currency forwards and cross currency forwards, in addition to the use of other derivative instruments described herein (each of which may result in net short currency exposure). For hedging purposes, such transactions may be effected on non-U.S. dollar denominated instruments owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund. The Funds are not limited in their use of forward contracts in connection with direct hedging.

Securian Funds Trust

Notes to Financial Statements – continued

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Options Transactions

Each Fund may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that each Fund pays a premium whether or not the option is exercised. Each Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the fair value of written options.

Bank Loans

The SFT Core Bond Fund may purchase bank loans. Bank loans are interests in amounts owed by corporate or other borrowers and may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Bank loans may be made directly with a borrower or acquired through assignment or participation. The Fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Investments in bank loans may involve special risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The Fund may also invest in loan commitments, which are contractual obligations for a future funding. The Fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments. Although typically secured, bank loans may not be backed by sufficient collateral to satisfy their issuers’ obligations in the event of bankruptcy, insolvency or similar distressed scenarios. Bank loans may also be illiquid, not readily marketable, or subject to restrictions on resale.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Illiquid Investments

Pursuant to Rule 22e-4 under the 1940 act, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the fair value of the investment. At March 31, 2025, the SFT Balanced Stabilization Fund and SFT Core Bond Fund held two and one illiquid securities with a fair value of $1,917,767 and $239,890, which represents 0.3% and 0.1% of net assets, respectively.

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, swaps, and written options.

The following is a summary of the levels used as of March 31, 2025, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at March 31, 2025 using
Fund	Level 1	Level 2	Level 3	Total

SFT Balanced Stabilization Fund
Assets
Government Obligations	$—	$10,978,932	$—	$10,978,932
Other Mortgage-Backed Securities	—	1,406,271	—	1,406,271
Corporate Obligations	—	195,503,734	—	195,503,734
Purchased Options	717,060	—	—	717,060
Investment Companies	362,239,910	—	—	362,239,910
Total Investments	362,956,970	207,888,937	—	570,845,907

Other Financial Instruments*
Futures Contracts	95,394	—	—	95,394

Liabilities
Other Financial Instruments*
Futures Contracts	(127,697)	—	—	(127,697)
Written Options	(13,240)	—	—	(13,240)

SFT Core Bond Fund
Assets
Government Obligations	—	311,481,688	—	311,481,688
Asset-Backed Securities	—	35,413,681	—	35,413,681
Other Mortgage-Backed Securities	—	52,292,487	—	52,292,487
Corporate Obligations	—	66,287,541	—	66,287,541
Bank Loans	—	6,054,016	—	6,054,016
Foreign Bonds	—	2,396,464	—	2,396,464
Investment Companies	12,923,201	—	—	12,923,201
Total Investments	12,923,201	473,925,877	—	486,849,078

Other Financial Instruments*
Forward Foreign Currency Contracts	—	695	—	695
Futures Contracts	812,928	—	—	812,928

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

	Fair Value Measurement at March 31, 2025 using
Fund	Level 1	Level 2	Level 3		Total

SFT Core Bond Fund (Continued)
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$(95,241)	$		$(95,241)
Futures Contracts	(82,068)	—		—	(82,068)

SFT Equity Stabilization Fund
Assets
Investment Companies	276,652,529	—		—	276,652,529
Purchased Options	231,950	—		—	231,950
Total Investments	276,884,479	—		—	276,884,479

Liabilities
Other Financial Instruments*
Futures Contracts	(151,552)	—		—	(151,552)
Written Options	(68,725)	—		—	(68,725)

SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	207,477,331	—		—	207,477,331
Investment Companies	5,446,413	—		—	5,446,413
U.S. Government Agencies and Obligations	—	999,570		—	999,570
Total Investments	212,923,744	999,570		—	213,923,314

Other Financial Instruments*
Futures Contracts	4,093	—		—	4,093

SFT Index 500 Fund
Assets
Common Stocks	1,346,516,287	—		—	1,346,516,287
Investment Companies	52,366,051	—		—	52,366,051
Total Investments	1,398,882,338	—		—	1,398,882,338

Other Financial Instruments*
Futures Contracts	130,912	—		—	130,912

SFT Macquarie Growth Fund
Assets
Common Stocks	584,164,823	—		—	584,164,823
Investment Companies	5,878,210	—		—	5,878,210
Total Investments	590,043,033	—		—	590,043,033

SFT Macquarie Small Cap Growth Fund
Assets
Common Stocks	137,083,679	—		—	137,083,679
Investment Companies	4,524,257	—		—	4,524,257
Total Investments	141,607,936	—		—	141,607,936

SFT Real Estate Securities Fund
Assets
Common Stocks	115,775,709	—		—	115,775,709
Investment Companies	1,829,114	—		—	1,829,114
Total Investments	117,604,823	—		—	117,604,823

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

	Fair Value Measurement at March 31, 2025 using
Fund	Level 1	Level 2	Level 3	Total

SFT T. Rowe Price Value Fund
Assets
Common Stocks	$199,260,217	$—	$—	$199,260,217
Investment Companies	327,115	—	—	327,115
Total Investments	199,587,332	—	—	199,587,332

SFT Wellington Core Equity Fund
Assets
Common Stocks	121,863,337	—	—	121,863,337
Investment Companies	1,448,208	—	—	1,448,208
Total Investments	123,311,545	—	—	123,311,545

* Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Bank Loans – These securities are generally valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Bank Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Securian Funds Trust

Notes to Financial Statements – continued

Level 2 Measurements - (continued)

Forward Foreign Currency – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2, and 3 during the period.

Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war, acts of terrorism, financial institution failures, or other events, can adversely affect local and global markets and normal market operations.